Registration Numbers:    2-66976
                                                                       811-3009
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [  X  ]

                  Pre-Effective Amendment No.                         [     ]

                  Post-Effective Amendment No. 30                     [  X  ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [  X  ]

                  Amendment No. 30                                    [  X  ]


                                COLONIAL TRUST II
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)

                                                   (617) 426-3750
              (Registrant's Telephone Number, Including Area Code)




Name and Address of Agent for Service:              Copy to:

Michael H. Koonce, Esquire                          Peter MacDougall, Esquire
Colonial Management Associates, Inc.                Ropes & Gray
One Financial Center                                One International Place
Boston, Massachusetts  02111                        Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):

[   X   ]         immediately upon filing pursuant to paragraph (b)
[       ]         on [date] pursuant to paragraph (b)
[       ]         60 days after filing pursuant to paragraph (a)(1)
[       ]         on [date] pursuant to paragraph (a)(1) of Rule 485
[       ]         75 days after filing pursuant to paragraph (a)(2)
[       ]         on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate check the following box:
[       ] this post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.

                                   DECLARATION

The Registrant has registered an indefinite number of its shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 and on or about October 29, 1996, the Registrant filed the Rule 24f-2 Notice for the Registrant's most recent fiscal year ended August 31, 1996.

This Post-Effective Amendment relates solely to Colonial Newport Greater China Fund. No information relating to any other series of the Registrant is amended or superseded hereby.

                                COLONIAL TRUST II

        Cross Reference Sheet (Colonial Newport Greater China Fund)




Item Number of Form N-1A                         Prospectus Location or Caption

Part A

    1.                                           Cover page

    2.                                           Summary of expenses

    3.                                           Not applicable

    4.                                           Organization and history; The
                                                 Fund's investment objective;
                                                 How the Fund pursues its
                                                 objective and certain risk
                                                 factors

    5. Cover page; How the Fund is managed; Organization and history; The Fund's investment objective; Back cover

    6.                                           Organization and history;
                                                 Distributions and taxes; How
                                                 to buy shares

    7.                                           Summary of expenses; How to
                                                 buy shares; How the Fund values
                                                 its shares; 12b-1 plans; Back
                                                 cover

    8.                                           How to sell shares; How to
                                                 exchange shares; Telephone
                                                 transactions

    9.                                           Not applicable

                           NEWPORT GREATER CHINA FUND

                            Subscription Offering of
                           Load-Waived Class A Shares

                           Offer Expires July 25, 1997

This Prospectus Supplement contains information in addition to that contained in the Prospectus dated May 16, 1997 for the Newport Greater China Fund (the "Fund"). The primary purpose of this Prospectus Supplement is to describe the offer (the "Subscription Offer") of Load-Waived Class A Shares (defined below) of the Fund to beneficial owners of shares of certain funds managed or sponsored by Colonial Management Associates, Inc. or Liberty Asset Management Company and certain other persons.

The Subscription Offer

The Fund is offering the common shareholders (the "Eligible Shareholders") of record as of the close of business on June 16, 1997 (the "Record Date") of each of the Participating Funds (defined herein) the right to subscribe (the
"Subscription Rights") for Class A shares of the Fund, without paying an up-front sales charge (the "Load-Waived Class A Shares") at the rate of one Load-Waived Class A Share of the Fund for each common share of a Participating Fund (the "Participating Fund Shares") held on the Record Date (the "Primary Subscription Privilege"). Eligible Shareholders who fully exercise their Subscription Rights may request to subscribe for additional Load-Waived Class A Shares of the Fund (the "Over-Subscription Privilege"). The Subscription Offer is available for a limited Subscription Period and is subject to a Maximum Offer Amount (each as described herein). If subscriptions exceed the Maximum Offer Amount, Load-Waived Class A Shares will be allocated among valid subscriptions on the first come, first served basis as described herein. The Subscription Rights are non-transferable and may not be purchased or sold.

The subscription price (the "Subscription Price") per Load-Waived Class A Share in the Subscription Offer will be equal to $20.00 per share, without payment of an up-front sales charge. The minimum purchase in the Subscription Offer is 150 Load-Waived Class A Shares ($3,000). The Load-Waived Class A Shares issued pursuant to the Subscription Offer are subject to a Contingent Deferred Sales Charge ("CDSC") of 2% if such Shares are redeemed prior to July 31, 1999.

UNLESS TERMINATED EARLIER AS DESCRIBED HEREIN, THE SUBSCRIPTION OFFER WILL EXPIRE AT 5:00 P.M., NEW YORK CITY TIME, ON JULY 25, 1997 (THE "EXPIRATION DATE").
                                                        -----------------------

PaineWebber Incorporated
                             Merrill Lynch & Co.
                                                      A.G. Edwards & Sons Inc.
                           ----------------------------

                    Prospectus Supplement dated June 20, 1997

The Fund and the Adviser

Newport Greater China Fund seeks long-term growth of capital by investing primarily in equity securities of companies located in, or which derive a substantial portion of their revenues from business activity with or in, the Greater China Region. The Greater China Region consists of Hong Kong, the People's Republic of China and Taiwan. It currently is anticipated that the Fund will invest primarily in companies whose securities are listed and traded in Hong Kong but that the Fund's investment adviser believes will benefit from growth opportunities in mainland China. There is no assurance the Fund will achieve its investment objective. See "How the Fund Pursues its Objective and Certain Risk Factors" on page 3 of the Prospectus. The Fund commenced investment operations in May 1997 and has not to date offered any of its shares to the public.

The Fund is managed by Newport Fund Management, Inc. (the "Adviser"). The Adviser manages a number of funds and accounts, totaling approximately $2 billion as of May 31, 1997, that invest primarily in equity securities of companies located in Asia, including the Greater China Region. The largest and oldest of these funds is the Colonial Newport Tiger Fund (the "Tiger Fund"), which commenced investment operations on March 31, 1989. Shown below are the average annual and cumulative total returns for the one year, five year and since inception periods through May 31, 1997 of the Class A Shares of the Tiger Fund. Also shown for the same periods are the average annual and cumulative total returns of (i) the Morgan Stanley Capital International Europe, Asia and Far East (GDP) Index (the "MSCI EAFE (GDP) Index") and (ii) the average fund in the Lipper Pacific Basin ex-Japan category, and the Tiger Fund's rankings within its Lipper category for such periods.
                             COLONIAL NEWPORT
                                TIGER FUND
                     Average Annual       Cumulative
                     Total Returns      Total Returns
                         (NAV)              (NAV)
One Year                  2.4%                2.4%
Five Years               15.05%            101.62%
Since 5/31/89            14.06%            186.60%
  (inception)
                                MSCI EAFE
                               (GDP) INDEX*
                     Average Annual       Cumulative
                     Total Returns      Total Returns
One Year                  8.77%              8.77%
Five Years               10.61%             65.59%
Since 5/31/89             8.07%             86.03%
   (inception)
                      AVERAGE LIPPER PACIFIC REGION
                              EX-JAPAN FUND*
                     Average Annual       Cumulative
                     Total Returns      Total Returns
One Year                  4.13%               4.13%
Five Years               10.88%             69.22%
Since 5/31/89            10.79%            132.80%
                          LIPPER PACIFIC REGION
                            EX-JAPAN CATEGORY
                               RANKINGS OF
                             COLONIAL NEWPORT
                               TIGER FUND**
One Year                          37/72
Five Years                         1/8
Since 5/31/89                      1/2
*The MSCI EAFE (GDP) Index is a broad-based, unmanaged index that tracks the performance of equity securities of companies located in Europe, Asia and the Far East. Index returns represent the total returns, assuming reinvestment of all dividends, earned on the stocks included in the Index. Index returns do not reflect sales charges or expenses. The Lipper Pacific Region ex-Japan Fund category includes all funds classified by Lipper Analytical Services, Inc., an independent mutual fund ranking organization, as investing primarily in the Pacific Region excluding Japan. Lipper returns also exclude initial and deferred sales charges.

**First number shows rank within category/second number shows total number of funds in category. The one year ranking reflects the Tiger Fund's Class A shares; because Lipper does not rank the Tiger Fund's Class A shares for such periods, the five year and since 5/31/89 rankings reflect Class T shares, which are not subject to the 0.25% service fee applicable to Class A shares. If Tiger Fund's Class A shares rather than its Class T shares were used in the rankings for these periods, the ranking would not have changed.

It is important to note that the returns shown of the Tiger Fund, of funds in the Lipper Pacific Region ex-Japan category and of the MSCI EAFE (GDP) Index do not represent past performance of the Fund, and are not necessarily indicative of the Fund's future performance. The Fund will focus its investments in companies located in or economically tied to the Greater China Region, whereas the Tiger Fund invests in nine Asian countries, the funds in the Lipper Pacific Region ex-Japan category include funds investing in other Pacific Rim countries, and the MSCI EAFE (GDP) Index includes returns on stocks in other regions of the world. The Fund's focus on the Greater China Region is likely to produce substantially different and more volatile investment returns than funds with a broader investment focus. In addition, the Tiger Fund seeks to invest in larger, more established companies in southeast Asia, whereas a significant portion of the Fund's investments may be in smaller companies and companies with limited operating histories. Moreover, because the Fund likely will be smaller than the Tiger Fund for the foreseeable future, the Fund's expenses are expected to be higher than those of the Tiger Fund. Finally, the Tiger Fund is only one of the Asian portfolios managed by the Adviser. The performance of other such portfolios is not shown and differs from that of the Tiger Funds.

The Fund's portfolio management team consists of three co-managers: Thomas R. Tuttle, as lead portfolio manager, and Xiaodong (Tony) Zhang and Christopher Legallet. Mr. Tuttle is a Senior Vice President of the Adviser and of Newport Pacific Management, Inc. ("Newport Pacific"), the Adviser's immediate parent. Mr. Tuttle has been a co-manager of the Tiger Fund since 1995, has been a Senior Vice President since 1994 and has been affiliated with the Adviser since 1983. Mr. Zhang is a Greater China Analyst of the Adviser and of Newport Pacific. Mr. Zhang has been affiliated with the Adviser since 1993. Prior to his affiliation with the Adviser, Mr. Zhang was Project Manager of overseas investment for Hongmei Electronic Corporation, in China, from 1990 to 1992. Mr. Legallet recently joined with the Adviser as a Senior Vice President. Prior to his affiliation with the Adviser, Mr. Legallet was a Managing Director of Jupiter Tyndall (Asia) LTD. in Hong Kong as lead manager for investment in Asia, and prior to 1992, a Vice President of Solomon Inc. in New York.

The Subscription Offer

The Subscription Rights provide Eligible Shareholders of the Participating Funds the opportunity to purchase Class A shares of the Fund without paying an upfront sales charge. The Participating Funds are: Colonial Investment Grade Municipal Trust; Colonial Municipal Income Fund; Colonial High Income Municipal Trust; Colonial Intermediate High Income Fund; Colonial Intermarket Income Trust I; Colonial Newport Tiger Fund; Colonial Newport Tiger Cub Fund; Colonial Newport Japan Fund; Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

As described in the Prospectus, Class A shares of the Fund generally will be offered to the public at their net asset value plus a maximum up-front sales charge of 5.75%. Pursuant to the Subscription Rights, Eligible Shareholders may subscribe for Load-Waived Class A Shares at the rate of one Load-Waived Class A Share for each Participating Fund Share held on the Record Date (the "Primary Subscription Privilege"). Any Eligible Shareholder who fully exercises all Subscription Rights pursuant to the Primary Subscription Privilege may request to subscribe for additional Load-Waived Class A Shares at the Subscription Price (the "Over-Subscription Privilege"). Exercises of Subscription Rights in the Primary Subscription Privilege and requests for additional Load-Waived Class A Shares pursuant to the Over-Subscription Privilege are subject to the Maximum Offer Amount (as described below).

Subscription Rights may be exercised at any time during the Subscription Period, which commences on June 23, 1997 and, unless terminated earlier, ends at 5:00 p.m., New York City time, on July 25, 1997 (the "Expiration Date"). See "Expiration of the Subscription Offer" below.

An Eligible Shareholder's Subscription Rights will be evidenced by a Subscription Rights Exercise and Application Form (the "Subscription Form") which will be mailed to all Eligible Shareholders, or, if the Participating Fund Shares are held by a broker, Cede or any other depository or nominee, to such broker, Cede or such depository or nominee. Eligible Shareholders seeking to participate should contact their broker or financial adviser who can exercise the Subscription Rights and arrange for payment on behalf of such Eligible Shareholder. Eligible Shareholders who do not have a broker or financial adviser should complete and sign the Subscription Form and send it together with payment for the subscribed Load-Waived Class A Shares to the Fund's Subscription Agent (defined below). See "How to Participate in the Subscription Offer" and "How to Pay for Your Shares" below.

The Fund reserves the right, during the Subscription Period, to offer Load-Waived Class A Shares at the Subscription Price to clients of the Dealer Managers named on the cover page of this Prospectus Supplement ("Dealer Manager Clients") and to employees of Liberty Financial Companies, Inc. and its affiliates ("LFC Employees") who may not be Eligible Shareholders subject to the Maximum Offer Amount (as described below).

The Over-Subscription Privilege

Eligible Shareholders who exercise all of their Subscription Rights pursuant to the Primary Subscription Privilege may request on the Subscription Form to subscribe for additional Load-Waived Class A Shares pursuant to the Over-Subscription Privilege. To the extent shares issued pursuant to the Primary Subscription Privilege do not exceed the Maximum Offer Amount, all or a portion of the Over-Subscription Privilege requests will be honored. See the "Maximum Offer Amount" below.

Maximum Offer Amount

The Fund is limiting the amount of Load-Waived Class A Shares that may be subscribed for to approximately 12,500,000 Load-Waived Class A Shares ($250,000,000) (the "Maximum Offer Amount"). To the extent exercises of Subscription Rights in the Primary Subscription Privilege exceed the Maximum Offer Amount, the Load-Waived Class A Shares will be allocated among subscribing Eligible Shareholders based upon their exercises of Subscription Rights on a first-come, first served basis. If the Maximum Offer Amount is not reached in the Primary Subscription Privilege, the remaining Load-Waived Class A Shares will be allocated among subscription requests received in the Over-Subscription Privilege, also on a first come, first served basis. In the event the Maximum Offer Amount is not reached in the Primary Subscription Privilege and Over-Subscription Privilege, then remaining Load-Waived Class A Shares will be allocated among subscription requests received from Dealer Manager Clients and LFC Employees, also on a first come, first served basis.

In the event the Maximum Offer Amount is subscribed for in the Subscription Offer at any time during the Subscription Period, the Fund reserves the right to terminate the Subscription Offer prior to the Expiration Date and to reject subscriptions received after such early termination date. Eligible Shareholders, Dealer Manager Clients and LFC Employees seeking to purchase Load-Waived Class A Shares should forward their subscriptions as soon as possible. As a result of the Maximum Offer Amount, there is no guarantee that an Eligible Shareholder, a Dealer Manager Client or an LFC Employee will receive all or any Load-Waived Class A Shares requested.

Subscription Price

The Subscription Price for the Load-Waived Class A shares will be $20.00 per share, without an upfront sales charge. If such Load-Waived Class A Shares are redeemed on or before July 31, 1999, a CDSC of 2% of the lower of the purchase price or the redemption proceeds may be imposed upon the redemption. The CDSC is subject to waiver as described in the Prospectus and in the Fund's Statement of Additional Information. If Load-Waived Class A Shares are exchanged for shares in another Colonial Fund and the shares received in the exchange are redeemed on or before July 31, 1999, the CDSC will apply to such redemption.

Low Minimum Investment

The minimum subscription amount is 150 Load-Waived Class A Shares ($3,000). Eligible Shareholders owning, in the aggregate, fewer than 150 Participating Fund Shares will be entitled to purchase 150 Load-Waived Class A Shares in the Primary Subscription Privilege.

Non-Transferability of Subscription Rights

The Subscription Rights are non-transferable and, therefore, may not be purchased or sold. The Subscription Rights are offered to Record Date Eligible Shareholders, which term, for purposes of the Subscription Offer, includes (i) the person or persons who are the owners, co-owners and beneficiaries of the account(s) in which the Participating Fund Shares are held (collectively, the "Designated Persons") and (ii) any account (including a trust, Individual Retirement Account, qualified plan account or other similar arrangement) of which any Designated Person is directly or indirectly an owner, a co-owner or beneficiary.

Expiration of the Offer

The Subscription Offer will expire at 5:00 p.m., New York City time, on July 25, 1997 (the "Expiration Date"), unless terminated earlier in connection with the Maximum Offer Amount. See "The Maximum Offer Amount" above.

How to Participate in the Subscription Offer

The Subscription Rights are evidenced by Subscription Forms which will be mailed to all Eligible Shareholders, or, if the Participating Fund Shares are held by a broker, Cede or any other depository or nominee, to such broker, Cede or such depository or nominee. To exercise Subscription Rights, an Eligible Shareholder should contact their broker or financial adviser who can exercise the
Subscription Rights and arrange for payment on behalf of such Eligible Shareholder. Eligible Shareholders who do not have a broker or financial adviser should complete and sign the Subscription Form which accompanies the Prospectus, as supplemented, and mail it in the envelope provided, or otherwise deliver the completed Subscription Form to Colonial Investors Service Center, Inc. (the "Subscription Agent"), together with payment in full of the Subscription Price for the Load-Waived Class A Shares being subscribed for. Subscription Rights may also be exercised by contacting your broker or financial adviser, which may arrange, on your behalf, to guarantee delivery of payment and a properly completed Subscription Form (a "Notice of Guaranteed Delivery"). A fee may be charged for this service. Completed Subscription Forms must be received by the Subscription Agent prior to 5:00 p.m., New York time, on the Expiration Date (unless the guaranteed delivery procedures are complied with as described below under "How to Pay for Your Shares") at the offices of the Subscription Agent at the address set forth below under "Subscription Agent."

Eligible Shareholders Who Are Record Owners. Eligible Shareholders who are record owners may exercise their Subscription Rights in either of two ways.

(1) They may contact their broker or financial adviser and request that such broker or adviser exercise their Subscription Rights on their behalf. If time is of the essence, a broker or financial adviser may be able to exercise Subscription Rights immediately and guarantee delivery of a Subscription Form and payment. See "How to Pay for Your Shares Below." A fee may be charged for this service.

(2) Alternatively, Eligible Shareholders who are record owners may complete and sign the Subscription Form included with this Prospectus Supplement and mail it in the envelope provided, or otherwise deliver it, to the Subscription Agent, together with payment in full of the aggregate Subscription Price of the Load-Waived Class A Shares being subscribed for.

Eligible Shareholders Who Hold Through a Broker, Depository or Nominee. Eligible Shareholders whose Participating Fund Shares are held by a nominee, such as a broker or trustee, must contact that nominee to exercise their Subscription Rights. In that case, the nominee will complete the Subscription Form on behalf of the investor and arrange for proper payment by one of the methods set forth under "How to Pay for Your Shares" below.

Brokers, Depositories and Nominees. Nominees who hold Participating Fund Shares for the account of others must notify the beneficial owners of such Participating Fund Shares as soon as possible to ascertain such beneficial owners' intentions and to obtain instructions with respect to the Subscription Offer. If the beneficial owner so instructs, the nominee should complete the Subscription Form and forward it to the Subscription Agent with the proper payment described under "How to Pay for Your Shares" below.

Dealer Manager Clients. Dealer Manager Clients who wish to subscribe for Load-Waived Class A Shares should contact their broker or financial adviser.

Subscription Agent

The Subscription Agent is Colonial Investors Service Center, Inc., which also serves as the Fund's transfer and shareholder servicing agent. SIGNED SUBSCRIPTION FORMS TOGETHER WITH FULL PAYMENT OF THE SUBSCRIPTION PRICE MUST BE SENT TO THE SUBSCRIPTION AGENT by one of the methods described below. The Fund will accept only Subscription Forms actually received on a timely basis at any of the addresses listed below.

(1)  BY FIRST CLASS MAIL
     Colonial Investors Service Center, Inc.
     Attn: Newport Greater China Fund
     P.O. Box 1722
     Boston, MA  02105-1722

(2)  BY EXPRESS MAIL, BY OVERNIGHT COURIER OR BY HAND
     Colonial Investors Service Center, Inc.
     Attn:  Newport Greater China Fund
     One Financial Center
     Boston, MA  02111

(3) BY FACSIMILE (TELECOPIER), with the original Subscription Form to be sent by one of the methods described above:
     Colonial Investors Service Center, Inc.
     Facsimile numbers:        617-330-7421
                               617-261-6065
     Confirm by telephone:     800-441-4020

Delivery to an address other than those listed above will not constitute valid delivery.

How to Pay for Your Shares

The total payment owed for the Load-Waived Class A Shares will equal the total number of Shares subscribed for in the Primary Subscription Privilege and/or requested pursuant to the Over-Subscription Privilege or otherwise multiplied by the Subscription Price of $20 per Share.

Eligible Shareholders may choose between the following two methods to pay for their Load-Waived Class A Shares.

(1) Eligible Shareholders or their brokers, nominees or representatives can send Subscription Forms together with full payment for the total number of Load-Waived Class A Shares subscribed for to the Subscription Agent. Under this method, the completed Subscription Form must be received by the Subscription Agent at the Subscription Agent's office at the address specified above prior to 5:00 p.m. on the Expiration Date. Any direct payment must be in United States dollars drawn on a bank located in the United States by wire transfer or by money order or check made payable to the "NEWPORT GREATER CHINA FUND" and must accompany the completed Subscription Form and be received by the Subscription Agent by the Expiration Date to be accepted. Any payment arranged through a clearing organization will be designated for payment by the third business day after the Expiration Date; the completed Subscription Form must have been received by the Subscription Agent by the Expiration Date and the full payment must be received by the Subscription Agent by the third business date after the Expiration Date to be accepted.

(2) Alternatively, a subscription will be accepted by the Subscription Agent if, prior to 5:00 p.m., New York City time, on the Expiration Date, the Subscription Agent has received a Notice of Guaranteed Delivery by facsimile (telecopy) or otherwise from a bank, a trust company, or a New York Stock Exchange member guaranteeing delivery by the third business day after the Expiration Date of (i) payment of the Subscription Price of $20 per Load-Waived Class A Share
subscribed for in the Subscription Offer and (ii) a properly completed Subscription Form. The Subscription Agent will not be required to honor a Notice of Guaranteed Delivery unless a properly completed Subscription Form (or similar notification from nominee holders) together with full payment for the Load-Waived Class A Shares are received by the Subscription Agent by the close of business on the third business day after the Expiration Date (July 30, 1997).

Dealer Manager Clients should arrange with their broker or financial adviser for payment and any other account information or documentation to be delivered to the Subscription Agent prior to the Expiration Date.

The Subscription Agent will deposit all checks received by it prior to the Expiration Date into a segregated interest bearing account pending distribution of the Load-Waived Class A Shares. All interest on such amounts will accrue to the benefit of the Fund. Whichever of the two methods described above is used, issuance of the Load-Waived Class A Shares is subject to collection of checks and actual payment.

Subscriptions may not be rescinded after the Expiration Date.

The method of delivery of Subscription Forms and payment of the Subscription Price to the Fund will be at the election and risk of the subscribing Eligible Shareholders and Dealer Manager Clients. A sufficient number of days should be allowed to ensure mail delivery to the Subscription Agent prior to 5:00 p.m., New York City time, on the Expiration Date.

All questions concerning the timeliness, validity, form and eligibility of any exercise of Subscription Rights and any subscriptions pursuant to the Over-Subscription Privilege or otherwise will be determined by the Fund, whose determinations will be final and binding. The Fund in its sole discretion may waive any defect or irregularity, or permit a defect or irregularity to be corrected within such time as it may determine, or reject the purported subscription. Subscriptions will not be deemed to have been received or accepted until all irregularities have been waived or cured within such time as the Fund determines in its sole discretion. The Fund will not be under any duty to give notification of any defect or irregularity in connection with the submission of subscriptions or incur any liability for failure to give such notification.

The Fund reserves the right to reject exercise of subscriptions where the proceeds for payment of the Subscription Price are from the sale of shares of any Colonial fund or Liberty All-Star fund, and the Distributor may withhold payment of any concessions to brokers with any such exercise, and may take other appropriate actions.

Confirmation of Your Purchases

The Subscription Agent or someone on its behalf will send to each subscribing Eligible Shareholder (or, if the Participating Fund Shares are held by a nominee or other representative who exercises Subscription Rights on behalf of an Eligible Shareholder, to such nominee or representative) and to each Dealer Manager, a confirmation within one business day following the Expiration Date (the "Confirmation Date"). The confirmation will reflect the number of Load-Waived Class A Shares acquired. The Subscription Agent will mail any excess payment to be refunded to a subscriber as a result of having received requests for Load-Waived Class A Shares in excess of the Maximum Offer Amount, without interest, as promptly as possible.

Who to Call for Further Information

If you have any questions or need any assistance with respect to the Subscription Offer, please call Shareholder Communications Corporation (the "Information Agent") at 800-733-8481 ext. 354 or write to the Information Agent at 17 State Street, 28th Floor, New York, New York 10004. Eligible Shareholders may also contact their brokers or nominees for more information with respect to the Subscription Offer.

Important Dates to Remember

Event                                   Date
Record Date.................................. June 16, 1997
Subscription Period...................... ... June 23, 1997 to
                                              July 25, 1997
Expiration Date.............................. July 25, 1997
Subscription Form or Notice of
  Guarantee Due.............................. July 25, 1997
Confirmation to Participants................. July 28, 1997
All Payments Due............................. July 30, 1997

Public Subscription Offer

Terms of the Public Subscription Offer. In the event that, in connection with the Subscription Offer, the Fund has not received on or prior to the Expiration Date exercises of Subscription Rights and requests for purchases pursuant to the Over-Subscription or otherwise exceeding the Maximum Offer Amount, the Fund reserves the right to offer and sell Load-Waived Class A Shares to the general public for a 30 day period following the Subscription Period (the "Public Subscription Offer"). Whether Load-Waived Class A Shares will be offered to the general public under the Public Subscription Offer is within the discretion of the Fund and the Distributor and there are no assurances that any Load-Waived Class A Shares will be so offered. In the event the Fund commences the Public Subscription Offer, the Fund may terminate it at any time upon receiving orders in the Public Subscription Offer for Load-Waived Class A Shares together with Load-Waived Class A Shares issued and sold in the Subscription Offer equal to the Maximum Offer Amount.

Public Subscription Price. The price for the Load-Waived Class A Shares, if any, to be issued pursuant to the Public Subscription Offer will be the net asset value per Class A Share next computed after receipt of the order, without payment of an up-front sales charge. If Load-Waived Class A Shares purchased in the Public Subscription Offer are redeemed on or before August 31, 1999, a CDSC of 2% of the lower of the purchase price or the redemption proceeds may be imposed upon the redemption subject to waiver as described in the Prospectus and Statement of Additional Information.

Low Minimum Investment. The minimum purchase pursuant to the Public Subscription Offer is $3,000.

How to Purchase Shares in the Public Subscription Offer. You should contact your broker or financial adviser if you wish to purchase Load-Waived Class A Shares in the Public Subscription Offer.

Distribution Arrangements for the Offer

PaineWebber Incorporated, 1285 Avenue of the Americas, New York, New York (the "Representative"); and Merrill Lynch, Pierce, Fenner & Smith Incorporated, North Tower, World Financial Center, New York, New York; and A.G. Edwards & Sons, Inc., One North Jefferson Avenue, St. Louis Missouri will act, together with the Representative, as dealer managers (the "Dealer Managers") for the Subscription Offer and any Public Subscription Offer (collectively the "Offer"). Under the Dealer Manager Agreement dated on or about June 20, 1997, the Dealer Managers will provide financial advisory services and marketing assistance in connection with the Offer, and will solicit the purchase of shares. The Offer is not contingent upon any amount of Subscription Rights being exercised or subscriptions being received. The Distributor of the Fund's shares has agreed to pay the Dealer Managers for their services an amount equal to 1.00% of the purchase price per Class A Share sold pursuant to the Offer. The Distributor of the Fund's shares also has agreed to pay broker-dealers and financial institutions (including the Dealer Managers) for their solicitation efforts an amount equal to 2.00% of the purchase price per Load-Waived Class A Share sold pursuant to the Offer. Such solicitation fees will be paid to the broker-dealer or financial institution, if any, designated on the applicable portion of the Subscription Form or other related document received in connection with subscriptions submitted pursuant to the Offer. All fees payable to the Dealer Managers and to other broker-dealers will be paid by the Distributor of the Fund's shares and not by the Fund or by Eligible Shareholders or other subscribers.

In addition, the Distributor of the Fund's shares has agreed to reimburse the Dealer Managers up to $250,000 for their reasonable expenses incurred in connection with the Offer. The Fund and Distributor have each agreed to indemnify the Dealer Managers or contribute to losses arising under the Securities Act of 1933, as amended, due to performance of their duties under the Dealer Manager Agreement. The Dealer Manager Agreement also provides that the Dealer Managers will not be subject to any liability to the Fund in rendering the services contemplated by the Agreement so long as the Dealer Managers did not act with bad faith, willful misconduct or gross negligence or in reckless disregard of their obligations and duties under the Agreement.

The validity of the Load-Waived Class A Shares will be passed on for the Fund by Ropes & Gray, Boston, Massachusetts and certain legal matters will be passed on for the Dealer Managers by Skadden, Arps, Slate, Meagher & Flom (Illinois).




                                                           GC-36/731D-0597

May 16, 1997                                                     GC-01/601D-0497

NEWPORT GREATER CHINA FUND

PROSPECTUS


BEFORE YOU INVEST

Colonial Management Associates, Inc. (Administrator) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.

Newport Greater China Fund (Fund), a non-diversified portfolio of Colonial Trust II (Trust), an open-end management investment company, seeks long-term growth of capital by investing primarily in equity securities of companies located in, or which derive a substantial portion of their revenue from business activity with or in, the Greater China Region (i.e., Hong Kong, the People's Republic of China and Taiwan).

The Fund is managed by Newport Fund Management, Inc. (Adviser), an investment adviser since 1984 and an affiliate of the Administrator.

This Prospectus explains concisely what you should know before investing in the Fund. Read it carefully and retain it for future reference. More detailed information about the Fund is in the May 16, 1997 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Administrator at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.

The Fund offers multiple classes of shares. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; Class B shares are offered at net asset value and are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase; and Class C shares are offered at net asset value and are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."

Contents                                                Page

Summary of Expenses                                        2
The Fund's Investment Objective                            3
How the Fund Pursues its Objective
  and Certain Risk Factors                                 3
Adviser Performance Information                            6
How the Fund Measures its Performance                      7
How the Fund is Managed                                    8
How the Fund Values its Shares                             9
Distributions and Taxes                                    9
How to Buy Shares                                          9
How to Sell Shares                                        12
How to Exchange Shares                                    12
Telephone Transactions                                    13
12b-1 Plans                                               13
  Organization and History                                14

-----------------------------   --------------------------

      NOT FDIC-INSURED            MAY LOSE VALUE
                                  NO BANK GUARANTEE

-----------------------------   --------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your estimated annual expenses for an investment in each Class of Fund shares. "Other expenses" are based on estimated amounts for the current fiscal year. See "How the Fund is Managed" and "12b-1 Plans" for more complete descriptions of the Fund's various costs and expenses.


Shareholder Transaction Expenses (1)(2)

                                                                                      Class A     Class B     Class C
    Maximum Initial Sales Charge Imposed on a Purchase (as a % of offering
      price) (3)                                                                      5.75%       0.00%(5)    0.00%(5)
    Maximum Contingent Deferred Sales Charge (as a % of offering price) (3)           1.00%(4)    5.00%       0.99%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."

(2) Redemption proceeds exceeding $5,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.

(3) Does not apply to reinvested distributions.

(4) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."

(5) Because of the 0.75% distribution fee applicable to Class B and Class C shares, long-term Class B and Class C shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because the Fund's Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.

Estimated Annual Operating Expenses (as a % of average net assets)


                                                                                      Class A           Class B       Class C
Management and administration fees (after expense reimbursement)(6)                    1.30%             1.30%         1.30%
12b-1 fees                                                                             0.25              1.00          1.00
Other expenses (after expense reimbursement)(6)                                        0.60              0.60          0.60
                                                                                       ----              ----          ----
Total operating expenses (6)                                                           2.15%             2.90%         2.90%
                                                                                       ====              ====          ====

(6) The Adviser and Administrator have voluntarily agreed until further notice to waive their fees and bear Fund expenses so that the Fund's total annual operating expenses, excluding commissions, taxes, 12b-1 fees and any extraordinary expenses will not exceed 1.90%. Absent such fee waiver, "Management and administration fees" would be 1.40% for each Class of shares and "Total operating expenses" would be 2.25% (Class A) and 3.00% (Classes B and C).

Example

The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each Class of Fund shares for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The 5% return and expenses in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary:

                   Class A                         Class B                                 Class C
Period:                                     (7)                (8)                (7)                   (8)
1 year               $ 78                  $ 79                $29                $39                   $29
3 years              $121                  $120                $90                $90                   $90(9)


Without voluntary fee reductions by the Adviser and Administrator:

                   Class A                       Class B                                   Class C
Period:                                     (7)                (8)                (7)                   (8)
1 year               $ 79                  $ 80                $30                $40                   $30
3 years              $124                  $123                $93                $93                   $93(9)


(7) Assumes redemption at period end.

(8) Assumes no redemption.

(9) Class C shares do not incur a contingent deferred sales charge on redemptions made after one year.

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital by investing primarily in equity securities of companies located in, or which derive a substantial portion of their revenue from business activity with or in, the Greater China Region (i.e., Hong Kong, the People's Republic of China and Taiwan).


HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS

The Fund normally invests at least 80% of its total assets in equity securities of companies located in, or which derive a substantial portion (at least 50%) of their revenue from business activity with or in, the Greater China Region. The remaining 20% may be invested in equity securities of companies that are otherwise expected to benefit from the Greater China Region's anticipated economic growth. The Adviser currently anticipates that the Fund will invest primarily in companies whose securities are listed and traded in Hong Kong, but that the Adviser believes will benefit from growth opportunities in mainland China.

The Fund generally invests in companies with at least $100 million in equity market capitalization at the time of purchase, as well as both seasoned companies and those with limited operating histories. The equity securities in which the Fund invests include common and preferred stock, warrants (rights) to purchase stock, debt securities convertible into stock, sponsored and unsponsored American Depository Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities), Global Depository Receipts (receipts issued by foreign banks or trust companies) and shares of closed-end investment companies that invest primarily in the foregoing securities. Dividend income will not be considered in choosing the investments of the Fund.

An investment in the Fund involves a high degree of risk arising out of its concentration of investments in companies located in or economically tied to the Greater China Region. This Region currently is undergoing significant economic and political change. The uncertainty surrounding such change, as well as any adverse developments that may occur, may negatively impact the Fund's return and the value of the Fund's shares. See "The Greater China Region" below. An investment in the Fund also involves special risks generally associated with foreign investing and with investing in smaller, less-established companies. See "Foreign Investing Generally" and "Small Companies" below.

The Greater China Region. Although Hong Kong, the People's Republic of China and Taiwan are closely tied economically, they have different political and economic systems and their markets and regulatory structures are at different stages of development. Following is a summary of the major risks and uncertainties associated with investing in each country.

Hong Kong. Although Hong Kong has the most developed securities markets of the three countries in the Greater China Region, a substantial portion of its economy is dependent on investments in or trade with China and other less-developed Asian countries. Political and economic developments in those countries could adversely impact the Fund's Hong Kong investments.

As of July 1, 1997, sovereignty over Hong Kong will be transferred from Great Britain to China and Hong Kong will become a Special Administrative Region of China. In connection with this transfer, China has agreed to maintain for 50 years Hong Kong's current economic and social systems, as well as most of the personal freedoms currently enjoyed by Hong Kong residents. Nevertheless, it is impossible to predict with certainty the ultimate effect Chinese sovereignty will have on Hong Kong's business environment. Further, uncertainty surrounding the transfer could hurt the value of the Fund's investments or make them more volatile in the short-run.

China. Since 1978, China's leaders have implemented economic reforms which have transformed China from a socialist economy to one that is increasingly market-based. These changes have included the creation of two domestic stock exchanges and have stimulated strong economic growth. The continued development of China's industrial and service sectors will depend on the extent to which governmental policies continue to support such development and the pace at which economic reforms are implemented. The recent death of Deng Xiaoping has created additional uncertainty regarding the future direction and rate of change of Chinese domestic economic policy.

Investments in China also are significantly affected by domestic political developments. Deng Xiaoping's death has created some uncertainty regarding China's political leadership. While Deng's successor, Jiang Zemin, has been identified, he is in the process of consolidating his power base. This process may require Jiang to agree to slow the pace of economic reform. In any event, as evidenced by the government's actions during the 1989 crisis in Tiananmen Square, the Chinese government's reaction to domestic and international events is unpredictable. Uncertainty exists particularly with respect to China's relationship with Taiwan and the ultimate impact on Hong Kong of the assumption of sovereignty by China. Dramatic action by China's leaders could cause extreme short-run volatility in the value of the Fund's investments and the Fund's shares, and also could significantly and adversely affect the Fund's returns in the long run. Similarly, China's relations with its important trading partners in the West (including the United States) could be adversely affected if the Chinese government's human rights policies are perceived to be deteriorating. Even if trading relations are not actually affected, threats to impose trading restrictions could cause substantial short-term volatility in the value of the Fund's China investments and of the Fund's shares.

Taiwan. The Taiwan Stock Exchange is owned by government-controlled enterprises and private banks and has only recently begun to allow direct foreign investment in listed Taiwan securities. Substantial restrictions on such investment remain, including limitations on the percentage of shares of a company that may be foreign-owned and prohibitions on foreign ownership of companies in certain industries.

Taiwan's economy is heavily dependent on exports. Any deterioration in Taiwan's relationships with its trading partners could adversely impact Taiwan's economy and the Fund's Taiwan investments. In particular, Taiwan has become increasingly dependent on direct and indirect trade with China and other Asian countries. Adverse economic or political developments in those countries could negatively impact the Fund's Taiwan investments.

Investments in Taiwan could be affected by Taiwan's political relationship with China. Uncertainty exists between Taiwan and China over the issue of political reunification. Uncertainty over the prospects for such reunification could make the value of the Fund's Taiwan investments and of its shares particularly volatile and could negatively impact returns, especially if China threatens political or military action. Such reunification, if it were to occur, also could negatively impact the Fund's Taiwan investments.

Foreign Investing Generally. In addition to the specific risks described above, investing in foreign securities generally entails special risks not associated with investing in U.S. securities. As a result, the prices of foreign securities and, therefore, the value of Fund shares, may fluctuate substantially more than the prices of securities of issuers based in the U.S. Special risks associated with foreign investing include, among others, the possibility of unfavorable movements in currency exchange rates, difficulties in enforcing judgments abroad, the existence of less liquid and less regulated markets, the unavailability of reliable information about issuers, the existence of different accounting, auditing and legal standards in foreign countries, the existence (or potential imposition) of exchange control regulations (including currency blockage or other restrictions on repatriation of capital), and political and economic instability. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial costs and may be subject to delays and disruptions in securities settlement procedures. See "Foreign Securities" and "Foreign Currency Transactions" in the Statement of Additional Information for more information about foreign investments.

Small Companies. The smaller, less well-established companies in which the Fund may invest may offer greater opportunities for capital appreciation than larger, better-established companies, but may also involve certain special risks. Such companies often have limited product lines, markets or financial resources and depend heavily on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than exchange-listed securities of larger companies.

Other Investment Companies. Up to 10% of the Fund's total assets may be invested in shares of closed-end investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such investment companies.

Foreign Currency Transactions. In connection with its investments in equity securities, the Fund may purchase and sell (i) foreign currencies on a spot or forward basis, (ii) foreign currency futures contracts, and (iii) options on foreign currencies and foreign currency futures. Such transactions will be entered into (i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Fund, or (ii) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Fund are denominated. The Fund will not attempt, nor would it be able, to eliminate all foreign currency risk. Further, although hedging may lessen the risk of loss if the hedged currency's value declines, it limits the potential gain from currency value increases. See the Statement of Additional Information for information relating to the Fund's obligations in entering into such transactions.

Futures Contracts and Options. The Fund may purchase and sell foreign stock index futures contracts and options on such contracts. Such transactions will be entered into to gain exposure to a particular foreign equity market pending investment in individual securities or to hedge against market declines. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of a type of instrument at the time and in the amount specified in the contract. A sale of a futures contract can be terminated in advance of the specified delivery date by subsequently purchasing a similar contract; a purchase of a futures contract can be terminated by a subsequent sale. Gain or loss on a contract generally is realized upon such termination. An option on a futures contract generally gives the option holder the right, but not the obligation, to purchase or sell the futures contract prior to the option's specified expiration date. If the option expires unexercised, the holder will lose any amount it paid to acquire the option. Transactions in futures and related options may not precisely achieve the goals of hedging or gaining market exposure to the extent there is an imperfect correlation between the price movements of the contracts and of the underlying securities. In addition, hedging against a market decline will limit the Fund's return if the market instead appreciates.

Borrowing of Money. The Fund may borrow money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets.

Temporary/Defensive Investments. Temporarily available cash may be invested in U.S. dollar or foreign currency denominated demand deposits, certificates of deposit, bankers' acceptances and high-quality, short-term debt securities, as well as in Treasury bills and repurchase agreements. Some or all of the Fund's assets may be invested in such investments during periods of unusual market conditions. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian and, constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral and may experience a loss if it is unable to demonstrate its right to the collateral in a bankruptcy proceeding. Not more than 15% of the Fund's net assets will be invested in repurchase agreements maturing in more than 7 days and other illiquid assets.

Other. The Fund may not always achieve its investment objective. The Fund's investment objective and non-fundamental investment policies may be changed without shareholder approval. The Fund will notify investors prior to any material change in the Fund's investment objective. If there is a change in the investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their financial position and needs. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in investment objective. The Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.


ADVISER PERFORMANCE INFORMATION

The Fund is newly-organized and has no performance history of its own. The Adviser currently does not manage any other funds or accounts having the same objective and investment policies as the Fund. The Adviser does, however, manage a number of funds and accounts, totaling approximately $2 billion in assets as of March 31, 1997, that invest primarily in equity securities of companies located in Asia. Although not exclusively dedicated to the Greater China Region, these funds and accounts each invest a substantial amount of their assets in securities of companies in Hong Kong, Taiwan and China.

Shown below are average annual and cumulative total returns for the one year, five year and since inception periods through March 31, 1997 of the Class A shares of the largest and oldest of such funds, the Newport Tiger Fund (Tiger
Fund). Also shown are (i) the average annual and cumulative total returns of the Morgan Stanley Capital International Europe, Asia and Far East (GDP) Index (MSCI EAFE (GDP) Index), (ii) the average annual and cumulative total returns of the average fund in the Lipper Pacific Basin ex-Japan category, and (iii) the Tiger Fund's rankings within its Lipper category, in each case for the one year, five year and since inception periods ending March 31, 1997.

It is important to note that the returns shown of the Tiger Fund, of funds in the Lipper Pacific Region ex-Japan category and of the MSCI EAFE (GDP) Index do not represent past performance of the Fund, and are not necessarily indicative of future performance of the Fund. In particular, as noted above, the Fund will focus its investments in companies located in or economically tied to the Greater China Region, whereas the Tiger Fund invests in nine Asian countries, the funds in the Lipper Pacific Region ex-Japan category include funds investing in other Pacific Rim countries, and the MSCI EAFE (GDP) Index includes returns on stocks in other regions of the world. The Fund's focus on the Greater China Region is likely to produce substantially different and more volatile investment returns than funds with a broader investment focus. In addition, the Tiger Fund seeks to invest in larger, more established companies in southeast Asia, whereas a significant portion of the Fund's investments may be in smaller companies and companies with limited operating histories. Moreover, because the Fund likely will be smaller than the Tiger Fund for the foreseeable future, the Fund's expenses are expected to be higher than those of the Tiger Fund. Finally, the Tiger Fund is only one of the Asian portfolios managed by the Adviser. The performance of other such portfolios is not shown and differs from that of the Tiger Fund.


                            COLONIAL NEWPORT TIGER FUND

                         Average Annual     Cumulative Total
                         Total Returns          Returns
                             (NAV)               (NAV)

One Year                     (5.11)%             (5.11)%
Five Years                   16.26%             112.37%
Since 5/31/89
   (inception)               13.40%             167.97%


                               MSCI EAFE (GDP) INDEX

                         Average Annual     Cumulative Total
                         Total Returns          Returns

One Year                      5.29%               5.29%
Five Years                   11.00%              68.52%
Since 5/31/89                 7.58%              77.25%


                           AVERAGE LIPPER PACIFIC REGION
                                   EX-JAPAN FUND

                         Average Annual     Cumulative Total
                         Total Returns          Returns

One Year                     (0.72)%             (0.72)%
Five Years                   11.52%              74.31%
Since 5/31/89                10.76%             126.29%


                           LIPPER PACIFIC REGION EX-JAPAN
                           CATEGORY RANKINGS* OF COLONIAL
                                 NEWPORT TIGER FUND

One Year                               47/62
Five Years                              1/6
Since 5/31/89                           1/2


*First number shows rank within category/second number shows total number of funds in category. The one year ranking reflects the Tiger Fund's Class A shares; because Lipper does not rank the Tiger Fund's Class A shares for such periods, the five year and since 5/31/89 rankings reflect Class T shares, which are not subject to the 0.25% service fee applicable to Class A shares. If Tiger Fund's Class A shares rather than its Class T shares were used in the rankings for these periods, the ranking would not have changed.

The MSCI EAFE (GDP) Index is a broad-based, unmanaged index that tracks the performance of equity securities of companies located in Europe, Asia and the Far East. Index returns represent the total returns, assuming reinvestment of all dividends, earned on the stocks included in the Index. Index returns do not reflect sales charges or expenses. The Lipper Pacific Region ex-Japan Fund category includes all funds classified by Lipper Analytical Services, Inc., an independent mutual fund ranking organization, as investing primarily in the Pacific Region excluding Japan. Lipper returns also exclude initial and deferred sales charges. You may obtain a prospectus for the Tiger Fund containing additional information, including information about the risks, fees and expenses associated with investing in the Tiger Fund, by calling your financial adviser or Colonial at 1-800-426-3750. Please read it carefully before you invest.


HOW THE FUND MEASURES ITS PERFORMANCE

Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange

Commission's formula and assume the reinvestment of all distributions, the maximum initial sales charge of 5.75% on Class A shares and the contingent deferred sales charge applicable to the time period quoted on Class B and Class C shares. Other total returns differ from the average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns, and may not reflect the initial or contingent deferred sales charges.

Each Class's yield, which differs from total return because it does not consider changes in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent twelve months' distributions by the maximum offering price of that Class at the end of the period. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information.

All performance information is historical and does not predict future results.


HOW THE FUND IS MANAGED

The Trustees formulate the Fund's general policies and oversee the Fund's affairs as conducted by the Adviser.

The Adviser is an indirect subsidiary of Liberty Financial Companies, Inc. (Liberty Financial) which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). The Administrator is a subsidiary of The Colonial Group, Inc. which in turn is a direct subsidiary of Liberty Financial. Liberty Mutual is considered to be the controlling entity of the Adviser, the Administrator and their affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.

Colonial Investment Services, Inc. (Distributor), a subsidiary of the Administrator, serves as the distributor for the Fund's shares. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Administrator, serves as the shareholder services and transfer agent for the Fund.

The Adviser furnishes the Fund with investment management services at the Adviser's expense. For these services, the Fund pays the Adviser a monthly fee at an annual rate of 1.15% of the Fund's average daily net assets. The fee is comparable to that paid by many investment companies investing in foreign securities, although it is higher than that paid by most other investment companies.

The Fund's portfolio management team consists of three co-managers: Thomas R. Tuttle, as lead portfolio manager, and Xiaodong (Tony) Zhang and Christopher Legallet.

Mr. Tuttle is Senior Vice President of the Adviser and of Newport Pacific Management, Inc. ("Newport Pacific"), the Adviser's immediate parent. Mr. Tuttle has been affiliated with the Adviser since 1983.

Mr. Zhang is a Greater China Analyst of the Adviser and of Newport Pacific. Mr. Zhang has been affiliated with the Adviser since 1993. Prior to his affiliation with the Adviser, Mr. Zhang was Project Manager of overseas investments for Hongmei Electric Corporation, in China from 1990 to 1992.

Mr. Legallet recently joined with the Adviser as a Senior Vice President. Prior to his affiliation with the Adviser, Mr. Legallet was a Managing Director of Jupiter Tyndall (Asia) LTD. in Hong Kong as lead manager for investment in Asia, and prior to 1992, a Vice President of Solomon Inc. in New York.

The Administrator provides certain administrative services to the Fund, for which the Fund pays the Administrator a monthly fee at the annual rate of 0.25% of the Fund's average daily net assets for such services. The

Administrator also provides pricing and bookkeeping services to the Fund for a monthly fee of $2,250 plus a percentage of the Fund's average net assets over $50 million.

The Transfer Agent provides transfer agency and shareholder services to the Fund for a monthly fee at the annual rate of 0.236% of average daily net assets plus certain out-of-pocket expenses.

Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Adviser and its affiliates may agree.

The Adviser places all orders for the purchase and sale of portfolio securities. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished by such broker-dealers to the Adviser and its affiliates. Subject to seeking best execution, the Adviser may consider sales of shares of the Fund (and of certain other Colonial funds) in selecting broker-dealers for portfolio security transactions.

Fund expenses consist of management, administration, pricing and bookkeeping, shareholder service and transfer agent fees discussed above, 12b-1 service and distribution fees discussed under the caption "12b-1 Plans," and all other expenses, fees, charges, taxes, organization costs and liabilities incurred or arising in connection with the Fund or Trust or in connection with the management thereof, including but not limited to, trustees' compensation and expenses and auditing, counsel, custodian and other expenses deemed necessary and proper by the Trustees.


HOW THE FUND VALUES ITS SHARES

Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Fund are valued as of the close (normally 4:00 p.m. Eastern time) of the New York Stock Exchange (Exchange) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Adviser determines, pursuant to procedures adopted by the Trustees, that such cost approximates current market value. In certain countries, the Fund may hold shares designated for foreign ownership. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. All other securities and assets are valued at their fair value following procedures adopted by the Trustees.


DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders net income and any net realized gain, at least annually.

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of the Fund at net asset value. To change your election, call the Transfer Agent for information. Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is, in effect, a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.


HOW TO BUY SHARES

Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with the financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge.

The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Colonial Fundamatic program is $50; and the minimum initial investment for a Colonial retirement account is $25. Certificates will not be issued for Class B or Class C shares and there are some limitations on the issuance of Class A share certificates. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.

Class A Shares. Class A shares are offered at net asset value plus an initial sales charge as follows:

                                  Initial Sales Charge
                            ----------------------------------
                                                   Retained
                                                      by
                                                   Financial
                                                    Service
                                  as % of           Firm as
                            ---------------------    % of
                              Amount   Offering    Offering
Amount Purchased             Invested    Price       Price

Less than $50,000              6.10%     5.75%       5.00%
$50,000 to less than
  $100,000                     4.71%     4.50%       3.75%
$100,000 to less than
  $250,000                     3.63%     3.50%       2.75%
$250,000 to less than
  $500,000                     2.56%     2.50%       2.00%
$500,000 to less than
  $1,000,000                   2.04%     2.00%       1.75%
$1,000,000 or more             0.00%     0.00%       0.00%

On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                                  Commission

First  $3,000,000                                 1.00%
Next $2,000,000                                   0.50%
Over $5,000,000                                   0.25%(1)

(1) Paid over 12 months but only to the extent the shares remain outstanding.

In determining the sales charge and commission applicable to a new purchase under the above schedules, the amount of the current purchase is added to the current value of shares previously purchased and still held. If a purchase results in an account having a value from $1 million to $5 million, then the shares purchased will be subject to a 1.00% contingent deferred sales charge, payable to the Distributor, if redeemed within 18 months from the first day of the month following the purchase. If the purchase results in an account having a value in excess of $5 million, the contingent deferred sales charge will not apply to the portion of the purchased shares comprising such excess amount.

Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, and are subject to a 0.75% annual distribution fee for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution fee) and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:

                                      Contingent
           Years                      Deferred
           After                        Sales
          Purchase                      Charge

            0-1                         5.00%
            1-2                         4.00%
            2-3                         3.00%
            3-4                         3.00%
            4-5                         2.00%
            5-6                         1.00%
        More than 6                     0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 4.00% on Class B share purchases.

Class C Shares. Class C shares are offered at net asset value and are subject to a 0.75% annual distribution fee and a 1.00% contingent deferred sales charge on redemptions made within one year after the end of the month in which purchase was accepted.

The Distributor pays financial service firms an ongoing commission on purchases of Class C shares of 0.75% annually commencing after the shares purchased have been outstanding for one year. Payment of the ongoing commission is conditioned on receipt by the Distributor of the 0.75% annual distribution fee referred to above. The commission may be reduced or eliminated if the distribution fee paid by the Fund is reduced or eliminated for any reason.

General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments (including initial sales charges, if any) in the account, reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). When a redemption on which a contingent deferred sales charge is payable is made, generally, older shares will be redeemed first unless the shareholder instructs otherwise. See the Statement of Additional Information for more information.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Investors investing for a relatively short period of time might consider Class C shares. Purchases of $250,000 or more must be for Class A or Class C shares. Purchases of $1,000,000 or more must be for Class A shares. Consult your financial service firm.

The Fund also offers Class Z shares, which are offered through a separate Prospectus only to (i) employees of the Administrator and its affiliates and
(ii) certain institutions and defined benefit retirement plans investing a minimum of $5 million in the Fund. Class Z shares have no initial or contingent deferred sales charge and no Rule 12b-1 fee. Otherwise, the Class Z share expenses are the same as Classes A, B and C. Class Z shares are exchangeable only for Class A shares of the other Colonial funds.

Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. Initial or contingent deferred sales charges may be reduced or eliminated for certain persons or organizations purchasing Fund shares alone or in combination with certain other Colonial funds. See the Statement of Additional Information for more information.

Special Purchase Programs. The Fund allows certain investors or groups of investors to purchase shares with reduced or without initial or contingent deferred sales charges. The programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges."

Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.

In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation.

Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Fund may also deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.



HOW TO SELL SHARES

Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds as soon as the check has cleared (which may take up to 15 days).

Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.


HOW TO EXCHANGE SHARES

Except as described below with respect to money market funds, Fund shares may be exchanged at net asset value among shares of the same class of most Colonial funds. Shares will continue to age without regard to the exchange for purposes of conversion and in determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice. The Fund will terminate the exchange privilege as to a particular shareholder if it is determined by the Adviser, in its sole and absolute discretion, that the shareholder's exchange activity is likely to adversely impact the Adviser's ability to manage the Fund's investments in accordance with its objectives or otherwise harm the Fund or its remaining shareholders.

Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund in which the original investment was made.

Class C Shares. Exchanges of Class C shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within one year after the original purchase, a 1.00% contingent deferred sales charge will be assessed. Only one exchange of the Fund's Class C shares may be made in any three month period. For this purpose, an exchange into the Fund and a prior or subsequent exchange out of the Fund constitutes "one exchange."


TELEPHONE TRANSACTIONS

All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or their financial adviser provide certain identifying information. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Adviser, the Administrator, the Transfer Agent and the Fund reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.


12B-1 PLANS

Under 12b-1 Plans, the Fund pays the Distributor monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to each Class of Fund shares. The Fund also pays the Distributor monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to its Class B and Class C shares. Because the Class B and Class C shares bear additional distribution fees, their dividends, if any, will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. Class C shares do not convert. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plans also authorize other payments to the Distributor and its affiliates (including the Adviser and the Administrator) which may be construed to be indirect financing of sales of Fund shares.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1980. The Fund commenced investment operations in 1997 as a separate portfolio of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser
Newport Fund Management, Inc.
580 California Street, Suite 1960
San Francisco, CA  94104

Administrator
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Colonial Investment Services, Inc.
One Financial Center
Boston, MA 02111-2621

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02108-2624

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624



Your financial service firm is:




Printed in U.S.A



May 16, 1997

NEWPORT GREATER CHINA FUND

PROSPECTUS


Newport Greater China Fund seeks long-term growth of capital by investing primarily in equity securities of companies located in, or which derive a substantial portion of their revenue from business activity with or in, the Greater China Region (i.e., Hong Kong, the People's Republic of China and Taiwan).

For more detailed information about the Fund, call the Administrator at 1-800-426-3750 for the May 16, 1997 Statement of Additional Information.



-----------------------------   --------------------------

      NOT FDIC-INSURED            MAY LOSE VALUE
                                  NO BANK GUARANTEE

-----------------------------   --------------------------

                    [COLONIAL FLAG LOGO]

                    Colonial Mutual Funds
_________________________________________________________________
Please send your completed application to:

                        Colonial Investors Service Center, Inc.
                        P.O. Box 1722
                        Boston, Massachusetts 02105-1722

New Account Application/Revision to Existing Account

To open a new account, complete sections 1, 2, 3, & 7.

To apply for special services for a new or existing account, complete sections 4, 5, 6, or 8 as appropriate.

___ Please check here if this is a revision.

1-----------Account Ownership--------------
Please choose one of the following.

__Individual: Print your name, Social Security #, U.S. citizen status.

__Joint Tenant: Print all names, the Social Security # for the first person, and his/her U.S. citizen status.

__Uniform Gift to Minors: Names of custodian and minor, minor's Social Security
                          #, minor's U.S. citizen status.

__Corporation, Association, Partnership: Include full name, Taxpayer I.D. #.

__Trust: Name of trustee, trust title & date, and trust's Taxpayer I.D. #.

______________________________________
Name of account owner

______________________________________
Name of joint account owner

______________________________________
Street address

______________________________________
Street address

______________________________________
City, State, and Zip

______________________________________
Daytime phone number

______________________________________
Social Security  # or Taxpayer I.D. #

Are you a U.S. citizen? ___Yes    ___No

______________________________________
If no, country of permanent residence


______________________________________
Owner's date of birth

______________________________________
Account number (if existing account)

2 -----Colonial Fund(s) You Are Purchasing--------
Your investment will be made in Class A shares if no class is indicated. Certificates are not available for Class B or D shares. If no distribution option is selected, distributions will be reinvested in additional Fund shares. Please consult your financial adviser to determine which class of shares best suits your needs.

Fund                    Fund                    Fund

________________        ___________________     _____________________

$_______________        $__________________     $____________________
Amount                   Amount                  Amount

Class
___ A Shares ___ B Shares (less than $250,000) ___ C Shares (Adjustable Rate
                                                    U.S. Government Fund only)

___ D Shares (less than $500,000, available on certain funds; see prospectus)


Method of Payment

Choose one

___Check payable to the Fund

___Bank wired on   ____/____/____
(Date) Wire/Trade confirmation #__________________

Ways to Receive Your Distributions

Choose one

___Reinvest dividends and capital gains

___Dividends and capital gains in cash

___Dividends in cash; reinvest capital gains

___Automatic Dividend Diversification See section 5A, inside

___Direct Deposit via Colonial Cash Connection Complete Bank Information in section 4B. I understand that my bank must be a member of the Automated Clearing House (ACH).

Distributions of $10.00 or less will automatically be reinvested in additional fund shares.


3---Your Signature & Taxpayer I.D. Number Certification----

Each person signing on behalf of an entity represents that his/her actions are authorized.

I have received and read each appropriate Fund prospectus and understand that its terms are incorporated by reference into this application. I understand that this application is subject to acceptance. I understand that certain redemptions may be subject to a contingent deferred sales charge. It is agreed that the Fund, all Colonial Companies and their officers, directors, agents, and employees will not be liable for any loss, liability, damage, or expense for relying upon this application or any instruction believed genuine.

I certify, under penalties of perjury, that:

1.  The Social Security # or Taxpayer  I.D. # provided is correct.

You must cross out Item 2a, b or c below only if you have been notified by the Internal Revenue Service (IRS) that you are currently subject to back-up withholding because of under-reporting interest or dividends on you tax return.

2. I am not subject to back-up withholding because: (a) I am exempt from back-up withholding, or (b) I have not been notified by the IRS that I am subject to back-up withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to back-up withholding.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholdings.
X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

4--------Ways to Withdraw from Your Fund-------

It may take up to 30 days to activate the following features. Complete only the section(s) that apply to the features you would like.

A. Systematic Withdrawal Plan (SWP)
You can receive monthly, quarterly, or semiannual checks from your account in any amount you select, with certain limitations. Your redemption checks can be sent to you at the address of record for your account, to your bank account, or to another person you choose. The value of the shares in your account must be at least $5,000 and you must reinvest all of your distributions. Checks will be processed on the 10th calendar day of the month or the following business day. If you receive your SWP payment via electronic funds transfer (EFT), you may request it to be processed any day of the month. Withdrawals in excess of 12% annually of your current account value will not be accepted. Redemptions made in addition to SWP payments may be subject to a contingent deferred sales charge for Class B or Class D shares. Please consult your financial or tax adviser before electing this option.

Funds for Withdrawal:

___________________
 Name of fund

Withdrawal Amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (day, if indicating EFT,month).

___________________
 Name of fund

Withdrawal Amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (day,if indicating EFT,month).


Payment Instructions
Send the payment to (choose one):
__My address of record.
__My bank account via EFT. Please complete the Bank Information section below.
  All EFT transactions will be made two business days after the processing date. Your bank must be a member of the Automated Clearing House system.
__The payee listed at right. If more than one payee, provide the name, address, payment amount, and frequency for other payees (maximum of 5) on a separate sheet. If you are adding this service to an existing account, please sign below and have your signature(s) guaranteed.

______________________________________________
Name of payee

______________________________________________
Address of payee

______________________________________________
City

______________________________________________
State                    Zip

______________________________________________
Payee's bank account number, if applicable


B.  Telephone Withdrawal Options
All telephone transaction calls are recorded. These options are not available for retirement accounts. Please sign below and have your signature(s) guaranteed.

1.  Fast Cash
You are automatically eligible for this service. You or your financial adviser can withdraw up to $50,000 from your account and have it sent to your address of record. For your protection, this service is only available on accounts that have not had an address change within 30 days of the redemption request.

2.  Telephone Redemption
__I would like the Telephone Redemption privilege either by federal fund wire or EFT. Telephone redemptions over $1,000 will be sent via federal fund wire, usually on the next business day ($7.50 will be deducted). Redemptions of $1,000 or less will be sent by check to your designated bank.

3.  On-Demand EFT Redemption
__I would like the On-Demand EFT Redemption Privilege. Proceeds paid via EFT will be credited to your bank account two business days after the process date. You or your financial adviser may withdraw shares from your fund account by telephone and send your money to your bank account. If you are adding this service to an existing account, complete the Bank Information section below and have all shareholder signatures guaranteed.

Colonial's and the Fund's liability is limited when following telephone instructions; a shareholder may suffer a loss from an unauthorized transaction reasonably believed by Colonial to have been authorized.

Bank Information (For Sections A and B Above)
I authorize deposits to the following bank account:

____________________________________________________________
Bank name           City           Bank account number

____________________________________________________________
Bank street address State     Zip  Bank routing # (your bank
                                   can provide this)

X__________________________________
Signature of account owner(s)

X__________________________________
Signature of account owner(s)              Place signature guarantee here.

5-----Ways to Make Additional Investments--------

These services involve continuous investments regardless of varying share prices. Please consider your ability to continue purchases through periods of price fluctuations. Dollar cost averaging does not assure a profit or protect against loss in declining markets.

A. Automatic Dividend Diversification
Please diversify my portfolio by investing distributions from one fund into another Colonial fund. These investments will be made in the same share class and without sales charges. Accounts must be identically registered. I have carefully read the prospectus for the fund(s) listed below.

____________________________
 From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


____________________________
 From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


B. Automated Dollar Cost Averaging
This program allows you to automatically have money from any Colonial fund in which you have a balance of at least $5,000 exchanged into the same share class of up to four other identically registered Colonial accounts, on a monthly basis. The minimum amount for each exchange is $100. Please complete the section below.

____________________________________
Fund from which shares will be sold

$_________________________
 Amount to redeem monthly

1____________________________________
 Fund to invest shares in

$_________________________
 Amount to invest monthly

2____________________________________
 Fund to invest shares in

$_________________________
 Amount to invest monthly


C. Fundamatic/On-Demand EFT Purchase
Fundamatic automatically transfers the specified amount from your bank checking account to your Colonial fund account by electronic funds transfer on any specified day of the month. You will receive the applicable price two business days after the receipt of your request. Your bank needs to be a member of the Automated Clearing House System. Please attach a blank check marked "VOID." Also, complete the section below.

1____________________________________
 Fund name

_________________________________
Account number

$_____________________        _________________
Amount to transfer            Month to start


2___________________________________
 Fund name

 ________________________________
 Account number
$_____________________        _________________
Amount to transfer            Month to start
__On-Demand Purchase (will be automatically established if you choose
  Fundamatic)
__Fundamatic Frequency
__Monthly or   __Quarterly

Check one:

__EFT- Choose any day of the month_____________________
__Paper Draft-Choose either the:
__5th day of the month
__20th day of the month

Authorization to honor checks drawn by Colonial Investors Service Center, Inc. Do Not Detach. Make sure all depositors on the bank account sign to the far right. Please attach a blank check marked "VOID" here. See reverse for bank instructions.

I authorize Colonial to draw on my bank account, by check or electronic funds transfer, for an investment in a Colonial fund. Colonial and my bank are not liable for any loss arising from delays or dishonored draws. If a draw is not honored, I understand that notice may not be given and Colonial may reverse the purchase and charge my account $15.

______________________________________
Bank name

______________________________________
Bank street address

______________________________________
Bank street address

______________________________________
City            State          Zip

______________________________________
Bank account number

______________________________________
Bank routing #

X_____________________________________
 Depositor's Signature(s)
 Exactly as appears on bank records

X_____________________________________
 Depositor's Signature(s)
 Exactly as appears on bank records

6------------Ways to Reduce Your Sales Charges------------
These services can help you reduce your sales charge while increasing your share balance over the long term.

A. Right of Accumulation
If you, your spouse or your children own any other shares in other
Colonial funds, you may be eligible for a reduced sales charge. The combined value of your accounts must be $50,000 or more. Class A shares of money market funds are not eligible unless purchased by exchange from another Colonial fund.

The sales charge for your purchase will be based on the sum of the purchase(s) added to the value of all shares in other Colonial funds at the previous day's public offering price.

__Please link the accounts listed below for Right of Accumulation privileges, so that this and future purchases will receive any discount for which they are eligible.

_____________________________________
 Name on account

_____________________________________
Account number

_____________________________________
 Name on account

_____________________________________
Account number

B. Statement of Intent
If you agree in advance to invest at least $50,000 within 13 months, you'll pay a lower sales charge on every dollar you invest. If you sign a Statement of Intent within 90 days after you establish your account, you can receive a retroactive discount on prior investments. The amount required to receive a discount varies by fund; see the sales charge table in the "How to Buy Shares" section of your fund prospectus.

__I want to reduce my sales charge.
I agree to invest $ _______________ over a 13-month period starting ______/______/ 19______ (not more than 90 days prior to this application). I understand an additional sales charge must be paid if I do not complete this Statement of Intent.

7-------------Financial Service Firm---------------------
To be completed by a Representative of your financial service firm.

This application is submitted in accordance with our selling agreement with Colonial Investment Services, Inc. (CISI), the Fund's prospectus, and this application. We will notify CISI, Inc., of any purchase made under a Statement of Intent, Right of Accumulation, or Sponsored Arrangement. We guarantee the signatures on this application and the legal capacity of the signers.

_____________________________________
Representative's name

_____________________________________
Representative's number

_____________________________________
Representative's phone number

_____________________________________
Account # for client at financial
 service firm

_____________________________________
Branch office address

_____________________________________
City

_____________________________________
State               Zip

_____________________________________
Branch office number

_____________________________________
Name of financial service firm

_____________________________________
Main office address

_____________________________________
Main office address

_____________________________________
City

_____________________________________
State               Zip


X____________________________________
 Authorized signature

8----------Request for a Combined Quarterly Statement Mailing----------- Colonial can mail all of your quarterly statements in one envelope. This option simplifies your record keeping and helps reduce fund expenses.

__I want to receive a combined quarterly mailing for all my accounts. Please indicate accounts to be linked.______________________

                 Fundamatic (See Reverse Side)
Applications must be received before the start date for processing.

This program's deposit privilege can be revoked by Colonial without prior notice if any check is not paid upon presentation. Colonial has no obligation to notify the shareholder of non-payment of any draw. This program may be discontinued by Colonial by written notice at least 30 business days prior to the due date of any draw or by the shareholder at any time.

To the Bank Named on the Reverse Side:

Your depositor has authorized Colonial Investors Service Center, Inc. to collect amounts due under an investment program from his/her personal checking account. When you pay and charge the draws to the account of your depositor executing the authorization payable to the order of Colonial Investors
Service Center, Inc., Colonial Investment Services, Inc., hereby indemnifies and holds you harmless from any loss (including reasonable expenses) you may suffer from honoring such draw, except any losses due to your payment of any draw against insufficient funds.

SH-938B-0396

                         COLONIAL TRUST II

                 Cross Reference Sheet (Colonial Newport Greater China Fund)




Item Number of Form N-1A                  Statement of Additional Information
                                          Location or Caption

Part B

   10.                                    Cover Page

   11.                                    Table of Contents

   12.                                    Not Applicable

   13.                                    Investment Objective and Policies;
                                          Fundamental Investment Policies; Other
                                          Investment Policies; Portfolio
                                          Turnover; Miscellaneous Investment
                                          Practices

   14.                                    Fund Charges and Expenses; Management
                                          of the Colonial Funds

   15.                                    Fund Charges and Expenses

   16.                                    Fund Charges and Expenses; Management
                                          of the Colonial Funds

   17.                                    Fund Charges and Expenses; Management
                                          of the Colonial Funds

   18.                                    Shareholder Meetings; Shareholder
                                          Liability

   19. How to Buy Shares; Determination of Net Asset Value; Suspension of Redemptions; Special Purchase
                                          Programs/Investor Services; Programs
                                          for Reducing or Eliminating Sales
                                          Charge; How to Sell Shares; How to
                                          Exchange Shares

   20.                                    Taxes

   21.                                    Fund Charges and Expenses; Management
                                          of the Colonial Funds

   22.                                    Fund Charges and Expenses; Investment
                                          Performance; Performance Measures

   23.                                    Independent Accountants

                           NEWPORT GREATER CHINA FUND
                       Statement of Additional Information
                                  May 16, 1997

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Newport Greater China Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated May 16, 1997. This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Colonial Investment Services, Inc., One Financial Center, Boston, MA 02111-2621.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the Colonial funds generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

           Part 1                                                         Page

           Definitions                                                     b
           Investment Objective and Policies                               b
           Fundamental Investment Policies                                 b
           Other Investment Policies                                       b
           Portfolio Turnover                                              b
           Fund Charges and Expenses                                       c
           Custodian                                                       d
           Independent Accountants                                         d
           Management of the Fund                                          d

           Part 2

           Miscellaneous Investment Practices                              1
           Taxes                                                           10
           Management of the Colonial Funds                                12
           Determination of Net Asset Value                                18
           How to Buy Shares                                               19
           Special Purchase Programs/Investor Services                     19
           Programs for Reducing or Eliminating Sales Charges              20
           How to Sell Shares                                              23
           Distributions                                                   24
           How to Exchange Shares                                          25
           Suspension of Redemptions                                       25
           Shareholder Liability                                           25
           Shareholder Meetings                                            25
           Performance Measures                                            26
           Appendix I                                                      27
           Appendix II                                                     31



GC-16/733D-0597

                                       a

                                     Part 1
                           NEWPORT GREATER CHINA FUND
                       Statement of Additional Information
                                  May 16, 1997

DEFINITIONS

  "Trust"         Colonial Trust II
  "Fund"          Newport Greater China Fund
  "Adviser"       Newport Fund Management, Inc., the Fund's investment adviser
  "Administrator" Colonial Management Associates, Inc., the Fund's administrator
  "CISI"          Colonial Investment Services, Inc., the Fund's distributor
  "CISC"          Colonial Investors Service Center, Inc., the Fund's
                    shareholder services and transfer agent


INVESTMENT OBJECTIVE AND POLICIES

The Fund's Prospectus describes its investment objective and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment restrictions of the Fund. Part 2 contains additional information about the following securities and investment techniques that are described or referred to in the Prospectus:

  Small Companies
  Foreign Securities
  Repurchase Agreements
  Futures Contracts and Related Options
  Foreign Currency Transactions

Except as indicated under "Fundamental Investment Policies," the Fund's investment policies are not fundamental and the Trustees may change the policies without shareholder approval.


FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

The Fund may:

1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets;

2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options as long as the total initial margin and premiums on contracts do not exceed 5% of total assets;

4. Underwrite securities issued by others only when disposing of portfolio securities;

5. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements; and

6. Not concentrate more than 25% of its total assets in any one industry or, with respect to 50% of total assets, purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.


OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions; and

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;


PORTFOLIO TURNOVER

The Fund cannot accurately predict portfolio turnover, but the Adviser anticipates that it will not exceed 100% annually.


                                       b

FUND CHARGES AND EXPENSES

Under the Fund's management agreement, the Fund pays the Adviser a monthly fee based on the average daily net assets of the Fund at the annual rate of 1.15%. Under the Fund's administration agreement, the Fund pays the Administrator a monthly fee at the annual rate of 0.25% of the average daily net assets and a monthly pricing and bookkeeping fee of $2,250 plus the following percentages of the Fund's average daily net assets over $50 million:

                 0.035% on the next $950 million
                 0.025% on the next $1 billion 0.015%
                 on the next $1 billion 0.001% on the
                 excess over $3 billion

Under the Fund's transfer agency and shareholder servicing agreement, the Fund pays CISC a monthly fee at the annual rate of 0.25% of average daily net assets, plus certain out-of-pocket expenses.


Trustees' Fees

For the calendar year ended December 31, 1996, the Trustees received the following compensation for serving as Trustees:

                                                          Total Compensation
                                                          From Trust And Fund
                                                          Complex Paid To The
                                  Aggregate               Trustees For The
                                  Compensation            Calendar Year Ended
Trustee                           From Fund               December 31, 1996(a)
-------                           ---------               --------------------

Robert J. Birnbaum                    $0                      $ 92,000
Tom Bleasdale                          0                       104,500(b)
Lora S. Collins                        0                        92,000
James E. Grinnell                      0                        93,000
William D. Ireland, Jr.                0                       109,000
Richard W. Lowry                       0                        95,000
William E. Mayer                       0                        91,000
James L. Moody, Jr.                    0                       106,500(c)
John J. Neuhauser                      0                        94,500
George L. Shinn                        0                       105,500
Robert L. Sullivan                     0                       102,000
Sinclair Weeks, Jr.                    0                       110,000

(a) At December 31, 1996, the Colonial Funds complex consisted of 38 open-end and 5 closed-end management investment company portfolios.

(b) Includes $51,500 payable in later years as deferred compensation.

(c) Total compensation of $106,500 for the calendar year ended December 31, 1996 will be payable in later years as deferred compensation.

The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (formerly known as The Charles Allmon Trust, Inc.) (together, Liberty Funds) for service during the calendar year ended December 31, 1996:

                                         Total Compensation From Liberty
                                         Funds For The Calendar Year
Trustee                                  Ended December 31, 1996(d)
-------                                  -------------------------------

Robert J. Birnbaum                                  $25,000
James E. Grinnell                                    25,000
Richard W. Lowry                                     25,000

(d) At December 31, 1996, the Liberty Funds were advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial) (an intermediate parent of the Adviser).


                                       c

Ownership of the Fund

At inception, the Adviser owned 100% of each Class of shares of the Fund and, therefore, may be deemed to "control" the Fund.

12b-1 Plans, Initial Sales Charges, CDSCs and Conversion of Shares

The Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved 12b-1 Plans (Plans) pursuant to Rule 12b-1 under the Act. Under the Plans, the Fund pays CISI monthly a service fee at an annual rate of 0.25% of net assets attributed to Class A, Class B and Class C shares. The Fund also pays CISI monthly a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares. CISI may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of CISI's expenses, CISI may realize a profit from the fees. The Plans authorize any other payments by the Fund to CISI and its affiliates (including the Adviser and the Administrator) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plans could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a contingent deferred sales charge (CDSC). Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The sales charges are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares, having an equal value, which are not subject to the distribution fee.


CUSTODIAN

Boston Safe Deposit and Trust Company is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP are the Fund's independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.


MANAGEMENT OF THE FUND

Officers of the Fund (in addition to those listed in Part 2 of this SAI).

Name                    Age  Position with Fund    Principal Occupation During Past Five Years
Robert B. Cameron(e)    43   Vice President        Senior Vice President of the Adviser and Newport
                                                   Pacific since 1996 (formerly branch manager -
                                                   equity sales at CS First Boston, Swiss Bank
                                                   Corp., and Baring Securities)
Lynda Couch(e)          54   Vice President        Senior Vice President of the Adviser and Newport
                                                   Pacific since 1996 (formerly Vice President of
                                                   the Adviser and Newport Pacific and Vice
                                                   President - Research at Global Strategies and at
                                                   Smith Bellingham


                                       d

                                                   International, Inc.)
Pamela Frantz(e)        49   Vice President        Executive Vice President, Treasurer and Secretary
                                                   of the Adviser and Newport Pacific since 1988 and
                                                   1983, respectively
John M. Mussey(e)       55   Vice President        President of the Adviser since 1988 and President
                                                   and Director of Newport Pacific since 1983
David Smith(e)          55   Vice President        Senior Vice President of the Adviser since 1996
                                                   and Director of North Asian Strategies of Newport
                                                   Pacific since 1994 (formerly analyst at Newport
                                                   Pacific, Executive Vice President at Carnegie
                                                   Investor Services and a Vice President at Global
                                                   Strategies, Redwood Securities and Smith
                                                   Bellingham International, Inc.)
Thomas R. Tuttle(e)     55   Vice President        Senior Vice President of the Adviser and Newport
                                                   Pacific since 1994 and 1983, respectively


The other officers and the trustees of the Fund are described under "Management of the Colonial Funds" in Part 2 of this SAI.

(e) The address of each officer is 580 California Street, Suite 1960, San Francisco, CA 94104.


                                       e

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most Colonial funds. "Colonial funds" or "funds" include each series of Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI and Colonial Trust VII. In certain cases, the discussion applies to some but not all of the Colonial funds, and you should refer to your Fund's Prospectus and to
Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.


MISCELLANEOUS INVESTMENT PRACTICES

Part 1 of this Statement lists on page b which of the following investment practices are available to your Fund. If an investment practice is not listed in
Part 1 of this SAI, it is not applicable to your Fund.


Short-Term Trading

In seeking the fund's investment objective, the Adviser will buy or sell portfolio securities whenever it believes it is appropriate. The Adviser's decision will not generally be influenced by how long the fund may have owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Adviser considers a change in the fund's portfolio.


Lower Rated Bonds

Lower rated bonds are those rated lower than Baa by Moody's, BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower rated bonds;

2. the secondary market for lower rated bonds may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Adviser's credit analysis of lower rated bonds may have a greater impact on the fund's achievement of its investment objective.

4. lower rated bonds are less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower rated bonds do not pay interest in cash on a current basis. However, the fund will accrue and distribute this interest on a current basis, and may have to sell securities to generate cash for distributions.


Small Companies

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.


Foreign Securities

The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments.

Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. The PFIC tax is the highest ordinary income rate, and it could be increased by an interest charge on the deemed tax deferral.

The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (but not depreciation) on its holdings of PFICs as of the end of its fiscal year.


Zero Coupon Securities (Zeros)

The fund may invest in debt securities which do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accrued. The value of these securities may fluctuate more than similar securities which are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the fund and distributed to its shareholders. These distributions must be made from the fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result.


Step Coupon Bonds (Steps)

The fund may invest in debt securities which do not pay interest for a stated period of time and then pay interest at a series of different rates for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities are subject to the volatility risk of zero coupon bonds for the period when no interest is paid.


Tender Option Bonds

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Securities and for other reasons.


Pay-In-Kind (PIK) Securities

The fund may invest in securities which pay interest either in cash or additional securities at the issuer's option. These securities are generally high yield securities and in addition to the other risks associated with investing in high yield securities are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.


Money Market Instruments

Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposits are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.


Securities Loans

The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.


Forward Commitments ("When-Issued" and "Delayed Delivery" Securities)

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.


Mortgage Dollar Rolls

In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Also, the transaction costs may exceed the return earned by the fund from the transaction.


Repurchase Agreements

The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Adviser will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


Reverse Repurchase Agreements

In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.


Options on Securities

Writing covered options. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Adviser, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) options. The Staff of the Division of Investment Management of the Securities and Exchange Commission has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. Government Securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of the Adviser to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. Although the fund will take an option position only if the Adviser believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.


Futures Contracts and Related Options

Upon entering into futures contracts, in compliance with the Securities and Exchange Commission's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on futures contracts. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to the Adviser`s ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Use by tax-exempt funds of U.S. Treasury security futures contracts and options. The funds investing in tax-exempt securities issued by a governmental entity may purchase and sell futures contracts and related options on U.S. Treasury securities when, in the opinion of the Adviser, price movements in Treasury security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Adviser's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Adviser believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on indices. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.


Foreign Currency Transactions

The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.


Municipal Lease Obligations

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

Participation Interests

The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.


Stand-by Commitments

When the fund purchases municipal obligations it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.

The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities.) The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.


Inverse Floaters

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.


Rule 144A Securities

The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933 (1933 Act). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined by the Adviser that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than its investment restriction on illiquid securities allows. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


TAXES

In this section, all discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax adviser for state and local tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.

Alternative Minimum Tax. Distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT.

Return of Capital Distributions. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital reduces the cost basis in the shares to below zero.

Funds that invest in U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisers about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.

Distributions from Tax-Exempt Funds. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from Federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of net long-term gains will in general be taxable to shareholders as long-term capital gains regardless of the length of time fund shares are held.

A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed.

The Revenue Reconciliation Act of 1993 requires that any market discount recognized on a tax-exempt bond is taxable as ordinary income. This rule applies only for disposals of bonds purchased after April 30, 1993. A market discount bond is a bond acquired in the secondary market at a price below its redemption value. Under prior law, the treatment of market discount as ordinary income did not apply to tax-exempt obligations. Instead, realized market discount on tax-exempt obligations was treated as capital gain. Under the new law, gain on the disposition of a tax-exempt obligation or any other market discount bond that is acquired for a price less than its principal amount will be treated as ordinary income (instead of capital gain) to the extent of accrued market discount. This rule is effective only for bonds purchased after April 30, 1993.

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

Special Tax Rules Applicable to Tax-Exempt Funds. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

Sales of Shares. In general, any gain or loss realized upon a taxable disposition of shares by a shareholder will be treated as long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise as short-term capital gain or loss assuming such shares are held as a capital asset. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, CISC may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

Excise Tax. To the extent that the Fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Adviser intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

Tax Accounting Principles. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets held less than three months; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government securities).

Futures Contracts. Accounting for futures contracts will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on the closing out of a futures contract will result in a capital gain or loss for tax purposes. In addition, certain futures contracts held by the fund (so-called "Section 1256 contracts") will be required to be "marked-to-market" (deemed sold) for federal income tax purposes at the end of each fiscal year. Sixty percent of any net gain or loss recognized on such deemed sales or on actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

However, if a futures contract is part of a "mixed straddle" (i.e., a straddle comprised in part of Section 1256 contracts), a fund may be able to make an election which will affect the character arising from such contracts as long-term or short-term and the timing of the recognition of such gains or losses. In any event, the straddle provisions described below will be applicable to such mixed straddles.

Special Tax Rules Applicable to "Straddles". The straddle provisions of the Code may affect the taxation of the fund's options and futures transactions and transactions in securities to which they relate. A "straddle" is made up of two or more offsetting positions in "personal property," including debt securities, related options and futures, equity securities, related index futures and, in certain circumstances, options relating to equity securities, and foreign currencies and related options and futures.

The straddle rules may operate to defer losses realized or deemed realized on the disposition of a position in a straddle, may suspend or terminate the fund's holding period in such positions, and may convert short-term losses to long-term losses in certain circumstances.

Foreign Currency-Denominated Securities and Related Hedging Transactions. The fund's transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain foreign taxes paid by the fund. The Adviser will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Certain securities are considered to be Passive Foreign Investment Companies (PFICS) under the Code, and the fund is liable for any PFIC-related taxes.

MANAGEMENT OF THE COLONIAL FUNDS (in this section, and the following sections entitled "Trustees and Officers," "The Management Agreement," "Administration Agreement," "The Pricing and Bookkeeping Agreement," "Portfolio Transactions," "Investment decisions," and "Brokerage and research services," the "Adviser" refers to Colonial Management Associates, Inc.)

The Adviser is the investment adviser to each of the Colonial funds (except for Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Colonial Newport Tiger Fund, Colonial Newport Tiger Cub Fund, Colonial Newport Japan Fund and Newport Greater China Fund - see Part I of each Fund's respective SAI for a description of the investment adviser). The Adviser is a subsidiary of The Colonial Group, Inc. (TCG), One Financial Center, Boston, MA 02111. TCG is a direct subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct subsidiary of LFC Holdings, Inc., which in turn is a direct subsidiary of Liberty Mutual Equity Corporation, which in turn is a wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.

Trustees and Officers (this section applies to all of the Colonial funds)

                                  Position with
Name and Address             Age  Fund               Principal Occupation
----------------             ---  -------------      --------------------
Robert J. Birnbaum           69   Trustee            Retired (formerly Special Counsel, Dechert Price & Rhoads from September, 1988
313 Bedford Road                                     to December, 1993).
Ridgewood, NJ 07450

Tom Bleasdale                66   Trustee            Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank
102 Clubhouse Drive #275                             & Trust Company from 1992-1993), is a Director of The Empire Company since
Naples, FL 34105                                     June, 1995.

Lora S. Collins              61   Trustee            Attorney  (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
1175 Hill Road                                       from September, 1986 to November, 1996).
Southold, NY 11971

James E. Grinnell            67   Trustee            Private Investor since November, 1988.
22 Harbor Avenue
Marblehead, MA 01945

William D. Ireland, Jr.      73   Trustee            Retired, is a Trustee of certain charitable and non-charitable organizations
103 Springline Drive                                 since February, 1990.
Vero Beach, FL 32963

Richard W. Lowry             61   Trustee            Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL 32963

William E. Mayer*            56   Trustee            Partner, Development Capital, LLC (formerly Dean, College of Business and
500 Park Avenue, 5th Floor                           Management, University of Maryland from October, 1992 to November, 1996, Dean,
New York, NY 10022                                   Simon Graduate School of Business, University of Rochester from October, 1991 to July, 1992).

James L. Moody, Jr.          65   Trustee            Chairman of the Board and Director, Hannaford Bros. Co. since May, 1984
P.O. Box 1000                                        (formerly Chief Executive Officer, Hannaford Bros. Co. from May, 1973 to
Portland, ME 04104                                   May, 1992).

John J. Neuhauser            53   Trustee            Dean, Boston College School of Management since 1978.
140 Commonwealth Avenue
Chestnut Hill, MA 02167

George L. Shinn              74   Trustee            Financial Consultant since 1989.
Credit Suisse First Boston
 Corp.
Eleven Madison Avenue,
25th Floor
New York, NY 10010-3629


Robert L. Sullivan           69   Trustee            Retired Partner, Peat Marwick Main & Co.
7121 Natelli Woods Lane
Bethesda, MD 20817

Sinclair Weeks, Jr.          73   Trustee            Chairman of the Board, Reed & Barton Corporation since 1987.
Bay Colony Corporate Ctr.
Suite 4550
1000 Winter Street
Waltham, MA 02154

Harold W. Cogger             61   President          President of Colonial funds since March, 1996 (formerly Vice President from
                                  (formerly Vice     July, 1993 to March, 1996); is Director, since March, 1984 and Chairman of the
                                  President)         Board since March, 1996 of the Adviser (formerly President from July, 1993 to December, 1996, Chief Executive Officer from March, 1995 to
                                                     December, 1996 and Executive Vice President from October, 1989 to July, 1993);
                                                     Director since October, 1991 and Chairman of the Board since March, 1996 of TCG
                                                     (formerly President from October, 1994 to December, 1996 and Chief Executive
                                                     Officer from March, 1995 to December, 1996); Executive Vice President and
                                                     Director since March, 1995, Liberty Financial; Director since November, 1996 of
                                                     Stein Roe & Farnham Incorporated.

Timothy J. Jacoby            44   Treasurer and      Treasurer and Chief Financial Officer of Colonial funds since October, 1996, is
                                  Chief Financial    Senior Vice President of the Adviser since September, 1996 (formerly Senior
                                  Officer            Vice President, Fidelity Accounting and Custody Services from September, 1993 to September, 1996 and Assistant Treasurer to the Fidelity Group of Funds from
                                                     August, 1990 to September, 1993).

Peter L. Lydecker            43   Chief Accounting   Chief Accounting Officer and Controller of Colonial funds since June, 1993
                                  Officer and        (formerly Assistant Controller from March, 1985 to June, 1993); is Vice
                                  Controller         President of the Adviser since June, 1993 (formerly Assistant Vice President
                                  (formerly          of the Adviser from August, 1988 to June, 1993).
                                  Assistant
                                  Controller)

Davey S. Scoon               50   Vice President     Vice President of Colonial funds since June, 1993, is Executive Vice President since July, 1993 and Director since March, 1985 of the Adviser (formerly Senior
                                                     Vice President and Treasurer of the Adviser from March, 1985 to July, 1993);
                                                     Executive Vice President and Chief Operating Officer, TCG since March, 1995
                                                     (formerly Vice President - Finance and Administration of TCG from November,
                                                     1985 to March, 1995).

Arthur O. Stern              58   Secretary          Secretary of Colonial funds since 1985, is Director since 1985, Executive Vice
                                                     President since July, 1993, General Counsel, Clerk and Secretary since March,
                                                     1985 of the Adviser; Executive Vice President, Legal since March, 1995 and
                                                     Clerk since March, 1985 of TCG (formerly Executive Vice President, Compliance from March, 1995 to March, 1996 and Vice President - Legal of TCG from March,
                                                     1985 to March, 1995).


* A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the fund or the Adviser.

The address of the officers of each Colonial Fund is One Financial Center, Boston, MA 02111.

The Trustees serve as trustees of all Colonial funds for which each Trustee will receive an annual retainer of $45,000 and attendance fees of $7,500 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended. Two-thirds of the Trustee fees are allocated among the Colonial funds based on each fund's relative net assets and one-third of the fees are divided equally among the Colonial funds.

The Adviser and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Adviser currently serves as investment adviser and administrator for 38 open-end and 5 closed-end management investment company portfolios, and is the administrator for 5 open-end management investment company portfolios (collectively, Colonial funds). Trustees and officers of the Trust, who are also officers of the Adviser or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust. More than 30,000 financial advisers have recommended Colonial funds to over 800,000 clients worldwide, representing more than $16.3 billion in assets.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Management Agreement (this section does not apply to the Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Colonial Newport Tiger Fund, Colonial Newport Japan Fund, Colonial Newport Tiger Cub Fund or Newport Greater China Fund)

Under a Management Agreement (Agreement), the Adviser has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Colonial fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Adviser to the Trust, a fund and/or its shareholders is limited to situations involving the Adviser's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Adviser or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Adviser pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Adviser including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. CISI pays the cost of printing and distributing all other Prospectuses.

Administration Agreement (this section applies only to the Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Colonial Newport Tiger Fund, Colonial Newport Japan Fund, Colonial Newport Tiger Cub Fund and Newport Greater China Fund and their respective Trusts).

Under an Administration Agreement with each Fund named above, the Adviser, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

        (a) providing office space, equipment and clerical personnel;

        (b) arranging, if desired by the respective Trust, for its Directors, officers and employees to serve as Trustees, officers or agents of each Fund;

        (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

        (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

        (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

        (f) maintaining certain books and records of each Fund.

With respect to the Colonial Municipal Money Market Fund, the Administration Agreement for this Fund provides for the following services in addition to the services referenced above:

        (g) monitoring compliance by the Fund with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act") and reporting to the Trustees from time to time with respect thereto; and

        (h) monitoring the investments and operations of the SR&F Municipal Money Market Portfolio (Municipal Money Market Portfolio) in which Colonial Municipal Money Market Fund is invested and the LFC Utilities Trust (LFC Portfolio) in which Colonial Global Utilities Fund is invested and reporting to the Trustees from time to time with respect thereto.

The Adviser is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this Statement of Additional Information.


The Pricing and Bookkeeping Agreement

The Adviser provides pricing and bookkeeping services to each Colonial fund pursuant to a Pricing and Bookkeeping Agreement. The Adviser, in its capacity as the Administrator to each of Colonial Municipal Money Market Fund and Colonial Global Utilities Fund, is paid an annual fee of $18,000, plus 0.0233% of average daily net assets in excess of $50 million. For each of the other Colonial funds (except for Colonial Newport Tiger Fund, Colonial Newport Japan Fund, Colonial Newport Tiger Cub Fund and Newport Greater China Fund), the Adviser is paid monthly a fee of $2,250 by each fund, plus a monthly percentage fee based on net assets of the fund equal to the following:

               1/12 of 0.000% of the first $50 million;
               1/12 of 0.035% of the next $950 million;
               1/12 of 0.025% of the next $1 billion; 1/12
               of 0.015% of the next $1 billion; and 1/12 of 0.001% on the excess over $3 billion

The Adviser provides pricing and bookkeeping services to Colonial Newport Tiger Fund, Colonial Newport Japan Fund, Colonial Newport Tiger Cub Fund and Newport Greater China Fund for an annual fee of $27,000, plus 0.035% of each Fund's average daily net assets over $50 million.

Stein Roe & Farnham Incorporated, the investment adviser of each of the Municipal Money Market Portfolio and LFC Portfolio, provides pricing and bookkeeping services to each Portfolio for a fee of $25,000 plus 0.0025% annually of average daily net assets of each Portfolio over $50 million.


Portfolio Transactions

The following sections entitled "Investment decisions" and "Brokerage and research services" do not apply to Colonial Municipal Money Market Fund and Colonial Global Utilities Fund. For each of these funds, see Part 1 of its respective SAI. The Adviser of Colonial Newport Tiger Fund, Colonial Newport Japan Fund, Colonial Newport Tiger Cub Fund and Newport Greater China Fund follows the same procedures as those set forth under "Brokerage and research services."

Investment decisions. The Adviser acts as investment adviser to each of the Colonial funds (except for the Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Colonial Newport Tiger Fund, Colonial Newport Japan Fund, Colonial Newport Tiger Cub Fund and Newport Greater China Fund, each of which is administered by the Adviser. The Adviser's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other Colonial funds and the other corporate or fiduciary clients of the Adviser. The Colonial funds and clients advised by the Adviser or the funds administered by the Adviser sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other Colonial funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the

Trustees that the desirability of retaining the Adviser as investment adviser to the Colonial funds outweighs the disadvantages, if any, which might result from these practices.

The portfolio managers of Colonial International Fund for Growth, a series of Colonial Trust III, will use the trading facilities of Stein Roe & Farnham Incorporated, an affiliate of the Adviser, to place all orders for the purchase and sale of this fund's portfolio securities, futures contracts and foreign currencies.

Brokerage and research services. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Colonial funds as a factor in the selection of broker-dealers to execute securities transactions for a Colonial fund.

The Adviser places the transactions of the Colonial funds with broker-dealers selected by the Adviser and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Colonial funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Colonial funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Adviser's policy generally to seek best execution, which is to place the Colonial funds' transactions where the Colonial funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Colonial funds may be executed by broker-dealers who also provide research services (as defined below) to the Adviser and the Colonial funds. The Adviser may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Adviser, they tend to reduce the Adviser's expenses. In the Adviser's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Adviser to cause the Colonial funds to pay a broker-dealer which provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the Colonial funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Adviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Adviser's overall responsibilities to the Colonial funds and all its other clients.

The Trustees have authorized the Adviser to utilize the services of a clearing agent with respect to all call options written by Colonial funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently 1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.


Principal Underwriter

CISI is the principal underwriter of the Trust's shares. CISI has no obligation to buy the Colonial funds' shares, and purchases the Colonial funds' shares only upon receipt of orders from authorized FSFs or investors.

Investor Servicing and Transfer Agent
CISC is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CISC is based on the average daily net assets of each Colonial fund plus reimbursement for certain out-of-pocket expenses. See "Fund Charges and Expenses" in Part 1 of this SAI for information on fees received by CISC. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CISC or generally by 6 months' notice by CISC to the Fund. The agreement limits the liability of CISC to the Fund for loss or damage incurred by the Fund to situations involving a failure of CISC to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Fund will indemnify CISC against, among other things, loss or damage incurred by CISC on account of any claim, demand, action or suit made on or against CISC not resulting from CISC's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.


DETERMINATION OF NET ASSET VALUE

Each Colonial fund determines net asset value (NAV) per share for each Class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time, 3:00 p.m. Chicago time) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities. The net asset value of the Municipal Money Market Portfolio will not be determined on days when the Exchange is closed unless, in the judgment of the Municipal Money Market Portfolio's Board of Trustees, the net asset value of the Municipal Money Market Portfolio should be determined on any such day, in which case the determination will be made at 3:00 p.m., Chicago time. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Adviser deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined by the Adviser in good faith under the direction of the Trust's Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Colonial fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Trustees.

(The following two paragraphs are applicable only to Colonial Newport Tiger Fund, Colonial Newport Japan Fund, Colonial Newport Tiger Cub Fund and Newport Greater China Fund - "Adviser" in these two paragraphs refers to each fund's Adviser, Newport Fund Management, Inc.)

Trading in securities on stock exchanges and over-the-counter markets in the Far East is normally completed well before the close of the business day in New York. Trading on Far Eastern securities markets may not take place on all business days in New York, and trading on some Far Eastern securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Adviser, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

Amortized Cost for Money Market Funds (this section currently applies only to Colonial Government Money Market Fund, a series of Colonial Trust II - see "Amortized Cost for Money Market Funds" under "Other Information Concerning the Portfolio" in Part 1 of the SAI of Colonial Municipal Money Market Fund for information relating to the Municipal Money Market Portfolio)

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Portfolio instruments are valued under the amortized cost method, whereby the instrument is recorded at cost and thereafter amortized to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00.

When a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Colonial Government Money Market Fund for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.


HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CISC, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CISI's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CISI retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"). CISI generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CISI for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

CISC acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CISC, provided the new FSF has a sales agreement with CISI.

Shares credited to an account are transferable upon written instructions in good order to CISC and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, T or Z shares. The Colonial money market funds will not issue certificates. Shareholders may send any certificates which have been previously acquired to CISC for deposit to their account.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

Fundamatic Program. As a convenience to investors, shares of most Colonial funds may be purchased through the Colonial Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase a Colonial fund's shares at the public offering price next determined after CISI receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or from CISI.

Automated Dollar Cost Averaging (Classes A, B and C). Colonial's Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any Colonial fund in which you have a current balance of at least $5,000 into the same class of shares of up to four other Colonial funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your Colonial fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your Colonial fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Colonial Investors Service Center, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment adviser to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CISI offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges . These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

Tax-Sheltered Retirement Plans. CISI offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. The First National Bank of Boston is the Trustee of CISI prototype plans and charges a $10 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CISI.

Participants in non-Colonial prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with CISC. Participants in Colonial prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to CISC. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Colonial IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By calling CISC, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

Colonial Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another Colonial fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call CISC for more information at 1-800-422-3737.


PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

Right of Accumulation and Statement of Intent (Class A and Class T shares only) (Class T shares can only be purchased by the shareholders of Colonial Newport Tiger Fund who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T and Z shares of the Colonial funds. The applicable sales charge is based on the combined total of:

1.  the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all Colonial funds' Class A shares held by the shareholder (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another Colonial fund other than a money market fund and Class B, C, T and Z shares).

CISI must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CISC. A Colonial fund may terminate or amend this Right of Accumulation.

Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in Colonial funds (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Colonial fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CISC will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to CISI the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to CISI an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CISC will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CISC at 1-800-345-6611.

Colonial Asset Builder Investment Program (this section currently applies only to the Class A shares of Colonial Growth Shares Fund and The Colonial Fund, each a series of Colonial Trust III). A reduced sales charge applies to a purchase of certain Colonial funds' Class A shares under a Statement of Intent for the Colonial Asset Builder Investment Program. The Program offer may be withdrawn at any time without notice. A completed Program may serve as the initial investment for a new Program, subject to the maximum of $4,000 in initial investments per investor. Shareholders in this program are subject to a 5% sales charge. CISC will escrow shares to secure payment of the additional sales charge on amounts invested if the Program is not completed. Escrowed shares are credited with distributions and will be released when the Program has ended. Shareholders are subject to a 1% fee on the amount invested if they do not complete the Program. Prior to completion of the Program, only scheduled Program investments may be made in a Colonial fund in which an investor has a Program account. The following services are not available to Program accounts until a Program has ended:

Systematic Withdrawal Plan            Share Certificates

Sponsored Arrangements                Exchange Privilege

$50,000 Fast Cash                     Colonial Cash Connection

Right of Accumulation                 Automatic Dividend Diversification

Telephone Redemption                  Reduced Sales Charges for any "person"

Statement of Intent

*Exchanges may be made to other Colonial funds offering the Program.

Because of the unavailability of certain services, this Program may not be suitable for all investors.

The FSF receives 3% of the investor's intended purchases under a Program at the time of initial investment and 1% after the 24th monthly payment. CISI may require the FSF to return all applicable commissions paid with respect to a Program terminated within six months of inception, and thereafter to return commissions in excess of the FSF discount applicable to shares actually purchased.

Since the Asset Builder plan involves continuous investment regardless of the fluctuating prices of funds shares, investors should consult their FSF to determine whether it is appropriate. The Plan does not assure a profit nor protect against loss in declining markets.

Reinstatement Privilege. An investor who has redeemed Class A, B, C or T shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any Colonial fund at the NAV next determined after CISC receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or CISC. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax adviser.

Privileges of Colonial Employees or Financial Service Firms (in this section, the "Adviser" refers to Colonial Management Associates, Inc. in its capacity as the Adviser or Administrator to the Colonial Funds). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Adviser; directors, officers and employees of the Adviser, CISI and other companies affiliated with the Adviser; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with CISI; and such persons' families and their beneficial accounts.

Sponsored Arrangements. Class A and Class T shares (Class T shares can only be purchased by the shareholders of Colonial Newport Tiger Fund who already own Class T shares) of certain funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Colonial funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A and Class T shares (Class T shares can only be purchased by the shareholders of Colonial Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisers that have entered into agreements with CISI pursuant to which the Colonial funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

Waiver of Contingent Deferred Sales Charges (CDSCs) (in this section, the "Adviser" refers to Colonial Management Associates, Inc. in its capacity as the Adviser or Administrator to the Colonial Funds) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CISC, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following (i) normal retirement (as stated in the Plan document) or (ii) separation from service. CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in Colonial funds for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds only after the check has cleared (which may take up to 15 days).

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to CISC, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, CISC, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call CISC for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to CISC and may charge for this service.

Systematic Withdrawal Plan

If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any Colonial fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CISC will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

Telephone Redemptions. All Colonial fund shareholders and/or their FSFs (except for Colonial Newport Tiger Cub Fund, Colonial Newport Japan Fund and Newport Greater China Fund) are automatically eligible to redeem up to $50,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemption privileges for larger amounts and for the Colonial Newport Tiger Cub Fund, Colonial Newport Japan Fund and the Newport Greater China Fund may be elected on the Application. CISC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

Checkwriting (in this section, the "Adviser" refers to Colonial Management Associates, Inc. in its capacity as the Adviser or Administrator of the Colonial Funds) (Available only on the Class A and Class C shares of certain Colonial funds) Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CISC will provide checks to be drawn on The First National Bank of Boston (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

Non Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Colonial fund's net asset value, a Colonial fund may make the payment or a portion of the payment with portfolio securities held by that Colonial fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same Class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account.

Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Colonial Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered Colonial funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other Colonial funds. The prospectus of each Colonial fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Colonial funds are not available to residents of all states. Consult CISC before requesting an exchange.

By calling CISC, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CISC by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another Colonial fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. CISC will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CISC will require customary additional documentation. Prospectuses of the other Colonial funds are available from the Colonial Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A and Class T shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or CISC. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other Colonial open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.


SUSPENSION OF REDEMPTIONS

A Colonial fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.


SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.


SHAREHOLDER MEETINGS

As described under the caption "Organization and History" in the Prospectus of each Colonial fund, the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.


PERFORMANCE MEASURES

Total Return

Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

Nonstandardized total return. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or may not reflect the sales charge or CDSC.


Yield

Money market. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

Non-money market. The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by Colonial have been added back to actual expenses.

Distribution rate. The distribution rate for each class of shares of a fund is calculated by annualizing the most current period's distributions and dividing by the maximum offering price on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Adviser to be reputable, and publications in the press pertaining to a fund's performance or to the Adviser or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated.

All data are based on past performance and do not predict future results.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                       STANDARD & POOR'S CORPORATION (S&P)

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


Municipal Notes:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).


Demand Feature of Variable Rate Demand Securities:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).


Commercial Paper:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.


Corporate Bonds:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.


                   MOODY'S INVESTORS SERVICES, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.


Municipal Notes:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.


Demand Feature of Variable Rate Demand Securities:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.


Commercial Paper:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.


Corporate Bonds:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


                            FITCH INVESTORS SERVICES

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Conditional

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.


Speculative-Grade Bond Ratings

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.


                         DUFF & PHELPS CREDIT RATING CO.

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A - Protection factors are average but adequate. However, risk factors are more available and greater in periods of economic stress.

BBB+, BBB, BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC - Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                   APPENDIX II

1996
SOURCE                                  CATEGORY                                      RETURN (%)
------                                  --------                                      ----------

Donoghue                                Tax-Free Funds                                     4.95
Donoghue                                U.S. Treasury Funds                                4.71
Dow Jones & Company                     Industrial Index                                  28.91
Morgan Stanley                          Capital International EAFE Index                   6.05
Morgan Stanley                          Capital International EAFE GDP Index               7.63
Libor                                   Six-month Libor                                     N/A
Lipper                                  Short U.S. Government Funds                        4.36
Lipper                                  California Municipal Bond Funds                    3.65
Lipper                                  Connecticut Municipal Bond Funds                   3.48
Lipper                                  Closed End Bond Funds                              8.13
Lipper                                  Florida Municipal Bond Funds                       3.00
Lipper                                  General Bond Fund                                  6.16
Lipper                                  General Municipal Bonds                            3.30
Lipper                                  Global Funds                                      16.51
Lipper                                  Growth Funds                                      19.24
Lipper                                  Growth & Income Funds                             20.78
Lipper                                  High Current Yield Bond Funds                     13.67
Lipper                                  High Yield Municipal Bond Debt                     4.17
Lipper                                  Fixed Income Funds                                10.24
Lipper                                  Insured Municipal Bond Average                     2.83
Lipper                                  Intermediate Muni Bonds                            3.70
Lipper                                  Intermediate (5-10) U.S. Government Funds          2.68
Lipper                                  Massachusetts Municipal Bond Funds                 3.39
Lipper                                  Michigan Municipal Bond Funds                      3.17
Lipper                                  Mid Cap Funds                                     18.10
Lipper                                  Minnesota Municipal Bond Funds                     3.11
Lipper                                  U.S. Government Money Market Funds                 4.75
Lipper                                  New York Municipal Bond Funds                      3.15
Lipper                                  North Carolina Municipal Bond Funds                2.78
Lipper                                  Ohio Municipal Bond Funds                          3.35
Lipper                                  Small Company Growth Funds                        20.20
Lipper                                  U.S. Government Funds                              1.72
Lipper                                  Pacific Region Funds-Ex-Japan                     11.11
Lipper                                  Pacific Region                                    (4.45)
Lipper                                  International Funds                               11.78
Lipper                                  Balanced Funds                                    13.76
Lipper                                  Tax-Exempt Money Market                            2.93
Shearson Lehman                         Composite Government Index                         2.77
Shearson Lehman                         Government/Corporate Index                         2.90
Shearson Lehman                         Long-term Government Index                        (0.84)
S&P                                     S&P 500 Index                                     22.95
S&P                                     Utility Index                                      3.12
S&P                                     Barra Growth                                      23.98
S&P                                     Barra Value                                       21.99
S&P                                     Midcap 400                                        19.20
First Boston                            High Yield Index                                  12.40
Swiss Bank                              10 Year U.S. Government (Corporate Bond)           0.30
Swiss Bank                              10 Year United Kingdom (Corporate Bond)           19.10
Swiss Bank                              10 Year France (Corporate Bond)                    7.80
Swiss Bank                              10 Year Germany (Corporate Bond)                   1.00
Swiss Bank                              10 Year Japan (Corporate Bond)                    (3.40)
Swiss Bank                              10 Year Canada (Corporate Bond)                   10.5
Swiss Bank                              10 Year Australia (Corporate Bond)                20.6
Morgan Stanley Capital International    10 Year Hong Kong (Equity)                        21.87
Morgan Stanley Capital International    10 Year Belgium (Equity)                          15.16


SOURCE                                  CATEGORY                                      RETURN (%)
------                                  --------                                      ----------

Morgan Stanley Capital International    10 Year Austria (Equity)                           7.65
Morgan Stanley Capital International    10 Year France (Equity)                           10.35
Morgan Stanley Capital International    10 Year Netherlands (Equity)                      16.90
Morgan Stanley Capital International    10 Year Japan (Equity)                             3.39
Morgan Stanley Capital International    10 Year Switzerland (Equity)                      13.14
Morgan Stanley Capital International    10 Year United Kingdom (Equity)                   15.06
Morgan Stanley Capital International    10 Year Germany (Equity)                           8.16
Morgan Stanley Capital International    10 Year Italy (Equity)                             0.53
Morgan Stanley Capital International    10 Year Sweden (Equity)                           16.42
Morgan Stanley Capital International    10 Year United States (Equity)                    14.39
Morgan Stanley Capital International    10 Year Australia (Equity)                        11.44
Morgan Stanley Capital International    10 Year Norway (Equity)                           13.23
Morgan Stanley Capital International    10 Year Spain (Equity)                            11.55
Morgan Stanley Capital International    World GDP Index                                   11.50
                                                                                          -----
Morgan Stanley Capital International    Pacific Region Funds Ex-Japan                     20.54
Bureau of Labor Statistics              Consumer Price Index (Inflation)                   3.32
FHLB-San Francisco                      11th District Cost-of-Funds Index                  N/A
Federal Reserve                         Six-Month Treasury Bill                            N/A
Federal Reserve                         One-Year Constant-Maturity Treasury Rate           N/A
Federal Reserve                         Five-Year Constant-Maturity Treasury Rate          N/A
Frank Russell & Co.                     Russell 2000                                     16.50
Frank Russell & Co.                     Russell 1000 Value                               21.64
Frank Russell & Co.                     Russell 1000 Growth                              11.26
Bloomberg                               NA                                                  NA
Credit Lyonnais                         NA                                                  NA
Statistical Abstract of the U.S.        NA                                                  NA
World Economic Outlook                  NA                                                  NA



*in U.S. currency

Part C.      OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

             (a)  Financial Statements:

                  Included in Part A

                  Summary of Expenses

             (b)  Exhibits:

                  1.       Amendment No. 5 to the Agreement and
                           Declaration of Trust
                  (g)

                  2.       By-Laws, as amended (e)

                  3.       Not Applicable

                  4.       Form of Specimen Share Certificate (e)

                  5.       Form of proposed Management Agreement (h)

                  6.(i)    Form of  Distributor's  Contract
                           (incorporated herein by reference to Exhibit
                           6.(b) to Post-Effective Amendment No. 97 to the Registration Statement of Colonial Trust III, Registration Nos. 2-15184 and 811-881, filed with the Commission on February 14, 1997)

                  6.(i)(a) Proposed Amendment 1 to Appendix 2 of Distributor's
                           Contract (h)

                  6.(ii) Form of Selling Agreement (incorporated herein by reference to Exhibit 6.(a) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529 filed with the Commission on September 27,
                           1996)

                  6.(iii) Investment Account Application (incorporated by reference from Prospectus)

                  6.(iv) Form of Bank and Bank Affiliated Selling Agreement (incorporated herein by reference to Exhibit 6.(c) to Post Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27, 1996)

                  6.(v) Form of Asset Retention Agreement (incorporated herein by reference to Exhibit 6.(d) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27, 1996)

                  6.(vi)   Form of Dealer Manager Agreement

                  7.       Not Applicable

                  8.(i)    Form  of  Custody   Agreement  with  Boston  Safe
                           Deposit and Trust Company (incorporated herein by refernce to Exhibit 8.(a) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27, 1996)

                  8(ii) Appendix A to the Custody Agreement, as amended and restated on May 12, 1997

                  9.(i) Form of Pricing and Bookkeeping Agreement with Colonial Management Associates, Inc. (incorporated herein by reference to Exhibit 9.(b) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27, 1996)

                  9.(i)(a) Amendment to Appendix I of Pricing and Bookkeeping
                           Agreement (h)

                  9.(ii) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended with Colonial Management Associates, Inc. and Colonial Investors Service Center, Inc. (incorporated herein by
                           reference  to  Exhibit   9.(a)  to Post-Effective
                           Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27,
                           1996)

                  9.(ii)(a)Proposed  Amendment  No. 9 to Schedule A of Amended
                           and Restated Shareholders' Servicing and Transfer Agent Agreement as amended with Colonial Investors Service Center, Inc. (formerly Citadel Service Company, Inc.) (h)

                  9.(iii) Form of proposed Administration Agreement with Colonial Management Associates, Inc. (h)

                  10.      Opinion and Consent of Counsel(a)

                  11.      Not Applicable

                  12.      Not Applicable

                  13.      Not Applicable

                  14.(i) Form of Colonial Mutual Funds Money Purchase Pension and Profit Sharing Plan Document and Trust Agreement (incorporated herein by reference to Exhibit 14(a) to Post-Effective Amendment No. 5 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on October 11, 1994)

                  14.(ii) Form of Colonial Mutual Funds Money Purchase Pension and Profit Sharing Plan Establishment Booklet (incorporated herein by reference to Exhibit 14(b) to Post-Effective Amendment No. 5 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on October 11, 1994)

                  14.(iii) Form  of  Colonial   Mutual  Funds   Individual
                           Retirement Account and Application(incorporated herein by reference to Exhibit 14(c) to Post-Effective Amendment No. 5 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on October 11, 1994)

                  14.(iv) Form of Colonial Mutual Funds Simplified Employee Plan and Salary Reduction Simplified Employee Pension Plan (incorporated herein by reference to Exhibit 14(d) to Post-Effective Amendment No. 5 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on October 11, 1994)

                  14.(v) Form of Colonial Mutual Funds 401(k) Plan Document, Trust Agreement and IRS Opinion Letter (incorporate by reference to Exhibit 14.(v) of Post-Effective Amendment No. 27 to the Registration Statement of Colonial Trust II, Registration Nos. 2-66976 and 811-3009, filed with the Commission on November 18, 1996)

                  14.(vi) Form of Colonial Mutual Funds 401(k) Plan Establishment Booklet and Employee Communications Kit (incorporated by reference to Exhibit 14.(vi) of Post-Effective Amendment No. 27 to the Registration Statement of Colonial Trust II, Registration Nos. 2-66976 and 811-3009, filed with the Commission on November 18, 1996)

                  14.(vii) Form of Colonial Mutual Funds 401(k) Employee Reports
                           Booklet (incorporated herein by reference to Exhibit 14(g) to Post-Effective Amendment No. 5 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on October 11, 1994)

                  15. Form of proposed Distribution Plan adopted pursuant to Section 12b-1 of the Investment Company Act of 1940, incorporated by reference to the Distributor's Contract filed as Exhibit 6(i) and 6(i)(a) hereto

                  16.      Not applicable

                  17.      Not applicable

                  18.(i)   Power of Attorney for: Robert J.  Birnbaum,
                           Tom Bleasdale,  Lora S.  Collins,  James E.
                           Grinnell,   William D.  Ireland,  Jr.,  Richard  W.
                           Lowry,  William E.  Mayer, James L. Moody, Jr.,
                           John J. Neuhauser, George L. Shinn, Robert L. Sullivan and Sinclair Weeks, Jr. (incorporated herein by reference to Exhibit 18(a) to Post-Effective Amendment No. 97 to the Registration Statement of Colonial Trust III, Registration Nos. 2-15184 and 811-881, filed with the Commission on February 14, 1997)

                  18.(ii) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 (incorporated herein by reference to Exhibit No. 18(b) to Post-Effective Amendment
                           No. 97 to the Registration Statement of Colonial Trust III, Registration Statement Nos. 2-15184 and 811-881, filed with the Commission on February 14,
                           1997)

-------------------------------------

Not all footnotes listed below will be applicable to this filing.

(a) Incorporated by reference from Pre-Effective Amendment No. 3 filed on December 5, 1980.

(b) Incorporated by reference from Post-Effective Amendment No. 14 filed on December 17, 1991.

(c) Incorporated by reference from Post-Effective Amendment No. 19 filed on February 19, 1993.

(d) Incorporated by reference from Post-Effective Amendment No. 24 filed on December 11, 1995.

(e) Incorporated by reference from Post-Effective Amendment No. 25 filed on March 20, 1996.

(f) Incorporated by reference from Post-Effective Amendment No. 26 filed on October 28, 1996.

(g) Incorporated by reference to Post-Effective Amendment No. 28 filed on December 13, 1996.

(h) Incorporated by reference to Post-Effective Amendment No. 29 filed on March 11, 1997.

Item 25.Persons Controlled by or under Common Group Control with Registrant


             Not applicable


Item 26.     Number of Holders of Securities

                      (1)                             (2)
                Title of Class             Number of Record Holders at 05/31/97

          Shares of Beneficial Interest    1 Class A recordholders
                                           1 Class B recordholders
                                           1 Class D recordholders
                                           1 Class Z recordholders


Item 27.     Indemnification

             See Article VIII of Amendment No. 5 to the Agreement and Declaration of Trust filed as Exhibit 1 hereto.

Item 28.

The following sets forth business and other connections of each Director and officer of Newport Fund Management, Inc. (Newport), which in turn is a wholly-owned subsidiary of Liberty Financial Companies, Inc. (LFCI), which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. Newport serves as investment adviser to Colonial Newport Japan Fund and Colonial Newport Tiger Cub Fund, series of Colonial Trust II, and Colonial Newport Tiger Fund, a series of Colonial Trust VII, and serves as sub-adviser to Newport-Keyport Tiger Fund, a series of Keyport Variable Investment Trust. In addition, Newport advises its parent, Newport Pacific Management, Inc.(NPM), which manages institutional and private accounts and offshore funds.

During the past two years, neither Newport nor any of its directors or officers, except for Lindsay Cook, Kenneth R. Leibler, and Gerald Rush, have been engaged in any business, profession, vocation or employment of a substantial nature either on their own account or in the capacity of director, officer, partner or trustee, other than as an director or officer of Newport. Lindsay Cook is Senior Vice President of LFCI, Kenneth R. Leibler is President, Chief Executive Officer and Director of LFCI, and Gerald Rush is Vice President-Finance of LFCI.

                                 Positions with                   Position Formerly Held
 Name                            Newport and NPM                  within Past Two Years

Robert B. Cameron                Senior Vice President of          Branch manager - equity sales at CS First
                                 Newport and NPM                   Boston, Swiss Bank Corp., and Baring
                                                                   Securities

Lindsay Cook                     Senior Vice President of Newport

Lynda Couch                      Senior Vice President of          Vice President of Newport and NPM and Vice
                                 Newport and NPM                   President - Research at Global Strategies
                                                                   and at Smith Bellingham International, Inc.

Pamela Frantz                    Executive Vice President,         Same
                                 Treasurer and Secretary of
                                 Newport and NPM

Christopher Legallet             Senior Vice President of          Managing Director of Jupiter Tyndall
                                 Newport and NPM                   (Asis) LTD.

Kenneth R. Leibler               Director of Newport and NPM

John M. Mussey                   President of Newport and          Same
                                 President and Director of NPM

Gerald Rush                      Vice President-Finance of
                                 Newport

David Smith                      Senior Vice President of          Analyst at NPM, Executive Vice President
                                 Newport and Director of North     at Carnegie Investor Services and a Vice
                                 Asian Strategies of NPM           President at Global Strategies, Redwood
                                                                   Securities and Smith Bellingham
                                                                   International, Inc.

Thomas R. Tuttle                 Senior Vice President of          Same
                                 Newport and NPM

The business address of each individual listed in the foregoing table is Newport Fund Management, Inc., 580 California Street, Suite 1960, San Francisco, CA 94104.

Item 28.     Business and Other Connections of Investment Adviser

             The following sets forth business and other connections of each director and officer of Colonial Management Associates, Inc.:
             (see next page)
ITEM 28.
--------

     Registrant's   investment   adviser/administrator,    Colonial   Management
Associates, Inc. ("Colonial"), is registered as an investment adviser under the Investment Advisers Act of 1940 (1940 Act). Colonial Advisory Services, Inc. (CASI), an affiliate of Colonial, is also registered as an investment adviser under the 1940 Act. As of the end of its fiscal year, December 31, 1996, CASI had one institutional, corporate or other account under management or supervision, the market value of which was approximately $42.0 million. As of the end of its fiscal year, December 31, 1996, Colonial was the investment adviser, sub-adviser and/or administrator to 49 Colonial mutual funds (including funds sub-advised by Colonial, the market value of which investment companies was approximately $17,165.0 million. Colonial Investment Services, Inc., a subsidiary of Colonial Management Associates, Inc., is the principal underwriter and the national distributor of all of the funds in the Colonial Mutual Funds complex, including the Registrant.

     The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:

(1)                 (2)          (3)                                (4)
Name and principal
business
addresses*          Affiliation
of officers and     with         Period is through 5/31/97.  Other
directors of        investment   business, profession, vocation or
investment adviser  adviser      employment connection              Affiliation
------------------  ----------   --------------------------------   -----------
Andersen, Peter     V.P.

Archer, Joseph A.   V.P.

Babbitt, Debra      V.P.         Colonial Investment Services, Inc. V.P.,
                                                                    Comp. Off.

Berliant, Allan     V.P.

Bertocci, Bruno     V.P.         Stein Roe Global Capital Mngmt.    Principal

Boatman, Bonny E.   Dir.;        Colonial Advisory Services, Inc.   Exec. V.P.
                    Sr.V.P.;
                    IPC Mbr.

Campbell, Kimberly  V.P.

Carnabucci,
  Dominick          V.P.

Carroll, Sheila A.  Sr.V.P.;
                    Dir.

Citrone, Frank      V.P.

Cogger, Harold W.   Dir.;        The Colonial Group, Inc.        Dir.;
                    Chairman;                                    Chrm.
                    IPC Mbr.;    Colonial Trusts I through VII   Pres.
                    Exe. Cmte.   Colonial High Income
                    Mbr.           Municipal Trust               Pres.
                                 Colonial InterMarket Income
                                   Trust I                       Pres.
                                 Colonial Intermediate High
                                   Income Fund                   Pres.
                                 Colonial Investment Grade
                                   Municipal Trust               Pres.
                                 Colonial Municipal Income
                                   Trust                         Pres.
                                 LFC Utilities Trust             Pres.
                                 Liberty Financial               Exec V.P.;
                                   Companies, Inc.               Dir.
                                 Stein Roe & Farnham             Dir.
                                   Incorporated

Conlin, Nancy       V.P.;        Colonial Investors Service
                    Asst.          Center, Inc.                  Asst. Clerk
                    Sec.;        The Colonial Group, Inc.        Asst. Clerk
                    Asst         Colonial Advisory Services,
                    Clerk and      Inc.                          Asst. Clerk
                    Counsel      Colonial Investment Services,
                                   Inc.                          Asst. Clerk
                                 Colonial Trusts I through VII   Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.

Daniszewski,        V.P.         Colonial Investment Services,
 Joseph J.                         Inc.                          V.P.


DiSilva, Linda      V.P.         Colonial Advisory Services,     Compliance
                    IPC Mbr.       Inc.                          Officer

Ericson, Carl C.    Dir; Sr.     Colonial Intermediate High
                    V.P.           Income Fund                   V.P.
                    IPC Mbr.     Colonial Advisory Services,
                                   Inc.                          Exec. V.P.

Evans, C. Frazier   Dir.;        Colonial Investment Services,
                    Sr.V.P.        Inc.                          Sr. V.P.

Feingold, Andrea S. V.P.         Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Advisory Services,
                                   Inc.                          Sr. V.P.

Feloney, Joseph L.  V.P.         Colonial Investment Services,
                                   Inc.                          A.V.P.

Finnemore,          V.P.         Colonial Advisory Services,
 Leslie W.                         Inc.                          Sr. V.P.

Franklin,           Sr. V.P.
 Fred J.

Gauger, Richard     V.P.

Gerokoulis,         V.P.         Colonial Investment Services,
 Stephen A.                        Inc.                          Sr. V.P.

Gibson, Stephen E.  Dir.; Pres.; The Colonial Group, Inc.        Dir.;
                    CEO; Exec.                                   Pres.; CEO;
                    Cmte. Mbr.                                   Exec. Cmte.
                                                                 Mbr.
                                 Colonial Investment Services,   Dir.; Chm.
                                    Inc.
                                 Colonial Advisory Services,     Dir.; Chm.
                                    Inc.
                                 Colonial Investors Service      Dir.; Chm.
                                    Center, Inc.

Harasimowicz,       V.P.         Colonial Investment Services,
 Stephen                           Inc.                          V.P.

Harris, David       V.P.         Stein Roe Global Capital Mngmt  Principal

Hartford, Brian     V.P.

Haynie, James P.    V.P.         Colonial Advisory Services,
                                   Inc.                          Sr. V.P.

Hill, William       V.P.

Iudice, Jr. Philip  V.P.         The Colonial Group, Inc.        Controller,
                    Controller                                   Chief Acctg.
                                                                  Officer
                                 Colonial Investment Services,
                                   Inc.                          Controller,
                                                                 Treasurer
                                 Colonial Advisory Services,
                                   Inc.                          Controller

Jacoby, Timothy J.  Sr. V.P.     Colonial Trusts I through VII   Treasr.,CFO
                                 Colonial High Income
                                   Municipal Trust               Treasr.,CFO
                                 Colonial InterMarket Income
                                   Trust I                       Treasr.,CFO
                                 Colonial Intermediate High
                                   Income Fund                   Treasr.,CFO
                                 Colonial Investment Grade
                                   Municipal Trust               Treasr.,CFO
                                 Colonial Municipal Income
                                   Trust                         Treasr.,CFO
                                 LFC Utilities Trust             Treasr.,CFO

Johnson, Gordon     V.P.


Koonce, Michael H.  V.P.;        Colonial Trusts I through VII   Asst. Sec.
                    Asst.        Colonial High Income
                    Sec.;          Municipal Trust               Asst. Sec.
                    Asst.        Colonial InterMarket Income
                    Clerk &        Trust I                       Asst. Sec.
                    Counsel      Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 Colonial Investment Services,
                                   Inc.                          Asst. Clerk
                                 Colonial Investors Service
                                   Center, Inc.                  Asst. Clerk
                                 The Colonial Group, Inc.        Asst. Clerk
                                 Colonial Advisory Services,
                                   Inc.                          Asst. Clerk

Lennon, John E.     V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Lenzi, Sharon       V.P.

Loring, William C.  V.P.

Lydecker, Peter L.  V.P.;        Colonial Trusts I through VII   Controller;CAO
                    Asst.        Colonial High Income
                    Treasurer      Municipal Trust               Controller;CAO
                                 Colonial InterMarket Income
                                   Trust I                       Controller;CAO
                                 Colonial Intermediate High
                                   Income Fund                   Controller;CAO
                                 Colonial Investment Grade
                                   Municipal Trust               Controller;CAO
                                 Colonial Municipal Income
                                   Trust                         Controller;CAO
                                 LFC Utilities Trust             Controller;CAO

MacKinnon,          Dir.;
  Donald S.         Sr.V.P.

Newman, Maureen     V.P.

O'Neill, Charles A. Sr.V.P.;     Colonial Investment Services,
                    Dir.           Inc.                          Exec. V.P.

Ostrander, Laura    V.P.

Peters, Helen F.    Dir.;        Colonial Advisory Services,     Dir. Pres.,
                    Sr.V.P.;       Inc.                          CEO
                    IPC Mbr.

Peterson, Ann T.    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Rao, Gita           V.P.

Reading, John       V.P.         Colonial Trusts I through VII   Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
Rega, Michael       V.P.

Rie, Daniel         Sr.V.P.;     Colonial Advisory Services,
                    IPC Mbr.;      Inc.                          Exec. V.P.
                    Dir.

Scoon, Davey S.     Dir.;        Colonial Advisory Services,
                    Exe.V.P.;      Inc.                          Dir.
                    IPC Mbr.;    Colonial High Income
                    Exec. Comm.    Municipal Trust               V.P.
                    Mbr.         Colonial InterMarket Income
                                   Trust I                       V.P.
                                 Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Investment Grade
                                   Municipal Trust               V.P.
                                 Colonial Municipal Income
                                   Trust                         V.P.
                                 Colonial Trusts I through VII   V.P.
                                 LFC Utilities Trust             V.P.
                                 Colonial Investors Service      Dir; Pres.
                                   Center, Inc.
                                 The Colonial Group, Inc.        COO; Ex. V.P.
                                 Colonial Investment Services,
                                   Inc.                          Director

Seibel, Sandra L.   V.P.

Spanos, Gregory     Sr. V.P.

Stern, Arthur O.    Exe.V.P.;    Colonial Advisory  Services,
                    Dir.;          Inc.                          Clerk, Dir.
                    Sec.;        Colonial High Income
                    Clrk. &        Municipal Trust               Secretary
                    Gnrl.        Colonial InterMarket Income
                    Counsel;       Trust I                       Secretary
                    IPC Mbr.     Colonial Intermediate High
                                   Income Fund                   Secretary
                                 Colonial Investment Grade
                                   Municipal Trust               Secretary
                                 Colonial Municipal Income
                                   Trust                         Secretary
                                 Colonial Trusts I through VII   Secretary
                                 LFC Utilities Trust             Secretary
                                 Colonial Investors Service
                                   Center, Inc.                  Clerk
                                 The Colonial Group, Inc.        Exec. V.P.;
                                                                 Clerk; General
                                                                 Counsel
                                 Colonial Investment Services,   Dir., Chrmn.
                                   Inc.                          Counsel; Clrk.

Stevens, Richard    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Stoeckle, Mark      V.P.

Wallace, John       V.P.

Welsh, Stephen      Treasurer    The Colonial Group, Inc.        Controller,
                                                                 Chief Acctng.
                                                                 Officer,
                                                                 Asst. Treasurer
                                 Colonial Investment Services,
                                   Inc.                          Treasurer
                                 Colonial Advisory Service,
                                   Inc.                          Treasurer
                                 Colonial Investors Service
                                   Center, Inc.                  Controller

Young, Deborah      V.P.         Colonial Investment Services
                                   Inc.                          V.P.
------------------------------------------------
*The Principal address of all of the officers and directors of the investment adviser is One Financial Center, Boston, MA 02111.

Item 29   Principal Underwriter
-------   ---------------------

(a)   Colonial Investment Services, Inc. a subsidiary of Colonial
      Management Associates, Inc., Registrant's principal underwriter, also acts in the same capacity to Colonial Trust I, Colonial Trust III, Colonial Trust IV,
      Colonial Trust V, Colonial Trust VI and Colonial Trust
      VII; and sponsor for Colony Growth Plans (public offering of which were discontinued June 14, 1971).

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

Name and Principal  Position and Offices  Positions and
Business Address*   with Principal        Offices with
                    Underwriter           Registrant
------------------  -------------------   --------------

Babbitt, Debra         V.P. and              None
                       Comp. Officer

Ballou, Rich           Regional V.P.         None

Balzano, Christine R.  V.P.                  None

Bartlett, John         Sr. V.P.              None

Bartsokas, David       Regional V.P.         None

Carroll, Greg          Regional V.P.         None

Chrzanowski,           Regional V.P.         None
 Daniel

Clapp, Elizabeth A.    V.P.                  None

Crossfield, Andrew     Regional V.P.         None

Daniszewski,           V.P.                  None
 Joseph J.

Davey, Cynthia         Regional Sr. V.P.     None

Desilets, Marian       V.P.                  None

Donovan, John          Regional V.P.         None

Downey, Christopher    V.P.                  None

Eckelman, Bryan        Sr. V.P.              None

Emerson, Kim P.        Regional V.P.         None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Sr. V.P.              None

Feldman, David         Regional V.P.         None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    None
                        of the Board

Goldberg, Matthew      Regional V.P.         None

Harasimowicz,          V.P.                  None
 Stephen

Harrington, Tom        Sr. Regional V.P.     None

Hodgkins, Joseph       Sr. Regional V.P.     None

Iudice, Jr., Philip    Treasurer and CFO     None

Karagiannis,           Sr. V.P.              None
 Marilyn

Kelley, Terry M.       Regional V.P.         None

Kelson, David W.       Sr. V.P.              None

Lloyd, Judith H.       Sr. V.P.              None

Menchin, Catherine     V.P.                  None

Moberly, Ann R.        Regional Sr. V.P.     None

Morner, Patrick        V.P.                  None

Nerney, Andrew         Regional V.P.         None

Nolin, Kevin           V.P.                  None

O'Neill, Charles A.    Exec. V.P.            None

O'Shea, Kevin          Sr. V.P.              None

Predmore, Tracy        Regional V.P.         None

Reed, Christopher B.   Sr. Regional V.P.     None

Scarlott, Rebecca      V.P.                  None

Scoon, Davey           Director              V.P.

Scott, Michael W.      Sr. V.P.              None

Spanos, Gregory J.    Sr. V.P.               None

Stern, Arthur O.      Clerk and              Secretary
                      Counsel, Dir.

Studer, Eric          Regional V.P.          None

Sutton, R. Andrew     Regional V.P.          None

VanEtten, Keith H.    V.P.                   None

Villanova, Paul       Regional V.P.          None

Wallace, John         V.P.                   None

Welsh, Stephen        Treasurer              Asst. Treasurer

Wess, Valerie         Regional V.P.          None

Young, Deborah        V.P.                   None

--------------------------
* The address for each individual is One Financial Center, Boston, MA
02111.

Item 30.     Location of Accounts and Records

             Registrant's  accounts  and records  required to be  maintained  by
             Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are in the physical possession of the following:

             Registrant
             Rule 31a-1 (b) (4)
             Rule 31a-2 (a) (1)

             Colonial Management Associates, Inc.
             One Financial Center, Boston, Massachusetts  02111
             Rule 31a-1 (b) (1), (2), (3), (5), (6), (7), (8), (9), (10), (11),
               (12)
             Rule 31a-1 (d), (f)
             Rule 31a-2 (a) (1), (2), (c), (e)


             Colonial Investment Services, Inc.
             One Financial Center, Boston, Massachusetts  02111
             Rule 31a-1 (d)
             Rule 31a-2 (c)

             Boston Safe Deposit and Trust Company
             One Boston Place, Boston, Massachusetts  02108
             Rule 31a-1 (b), (2), (3)
             Rule 31a-2 (a) (2)

             Colonial Investors Service Center, Inc.
             Post Office Box 1722, Boston, Massachusetts 02105-1722 Rule 31a-1 (b) (2)
             Rule 31a-2 (a) (2)

Item 31.     Management Services

             See Item 5, Part A and Item 16, Part B


Item 32.     Undertakings


              (i) The Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of any series' outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

              (ii) The Registrant undertakes to furnish free of charge to each person to whom a prospectus is delivered, a copy of the applicable series' annual report to shareholders containing the information required of Item 5A of Form N-1A.

              (iii) The Registrant undertakes to file a post-effective amemdment, including financial statements which need not be certified, within 4 to 6 months from the effective date of this Registration Statement under the Securities Act of 1933, as amended.

                                     NOTICE


      A copy of the Agreement and Declaration of Trust, as amended, of Colonial Trust II is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by the Trust's Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 30 to its Registration Statement under the Securities Act of 1933 and the Post-Effective Amendment No. 30 under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 23rd day of June, 1997.
                                                    COLONIAL TRUST II


                                                    By:  /s/ HAROLD W. COGGER
                                                             President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                   TITLE                         DATE


/s/  HAROLD W. COGGER        President                     February 28, 1997
     ----------------
     Harold W. Cogger        (chief executive officer)



/s/  TIMOTHY J. JACOBY        Treasurer and Chief           February 28, 1997
     ------------------
     Timothy J. Jacoby        Financial Officer
                              (principal financial officer)



/s/  PETER L. LYDECKER        Controller and Chief          February 28, 1997
     ------------------
     Peter L. Lydecker        Accounting Officer
                             (principal accounting officer)

/s/  ROBERT J. BIRNBAUM*            Trustee
      Robert J. Birnbaum


/s/  TOM BLEASDALE*                 Trustee
      Tom Bleasdale


/s/  LORA S. COLLINS*               Trustee
      Lora S. Collins


/s/  JAMES E. GRINNELL*             Trustee
      James E. Grinnell


/s/  WILLIAM D. IRELAND, JR.*       Trustee
      William D. Ireland, Jr.


/s/  RICHARD W. LOWRY*              Trustee
      Richard W. Lowry


/s/  JAMES L. MOODY, JR.*           Trustee
     James L. Moody, Jr.                                  *Michael H. Koonce
                                                           Attorney-in-fact
                                                           June 23, 1997

/s/  WILLIAM E. MAYER*              Trustee
      William E. Mayer


/s/  JOHN J. NEUHAUSER*             Trustee
      John J. Neuhauser


/s/  GEORGE L. SHINN*               Trustee
      George L. Shinn


/s/  ROBERT L. SULLIVAN*            Trustee
      Robert L. Sullivan


/s/  SINCLAIR WEEKS, JR. *          Trustee
      Sinclair Weeks, Jr.

                                    EXHIBITS


             6.(vi)                 Form of Dealer Manager Agreement

             8(ii)                  Appendix A to Custody Agreement